	File Nos.	33-13690
811-5125
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[__]
Post-Effective Amendment No. 36		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No. 36		[X]

(Check appropriate box or boxes.)

DREYFUS VARIABLE INVESTMENT FUND (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
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	on	(date)	pursuant to paragraph (b)
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X	60 days after filing pursuant to paragraph (a)(1)
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	on	(date)	pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box: this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Dreyfus Variable Investment Fund

Balanced Portfolio

Seeks high total return through a combination of
capital appreciation and current income

PROSPECTUS May __, 2005

The Portfolio

Dreyfus Variable Investment Fund
Balanced Portfolio

Contents

The Portfolio

Goal/Approach	1
Main Risks	3
Past Performance	6
Expenses	7
Management	8
Financial Highlights	10

Account Information

Account Policies	12
Distributions and Taxes	15
Exchange Privilege	15

For More Information

See back cover.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders.The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares.VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio’s investment objective and policies may be similar to those of other funds managed by the manager or sub-investment adviser, the portfolio’s investment results may be higher or lower than, and may not be com-parable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks high total return through a combination of capital appreciation and current income.To pursue this goal, the portfolio invests in a diversified mix of stocks and fixed-income securities. The portfolio selects securities that, in the portfolio managers’ judgment, will result in the highest total return consistent with preservation of principal.The portfolio will vary the mix of stocks and bonds from time to time, but normally the portfolio will allocate more than 50% of its assets to stocks and the remainder to bonds and other fixed-income securities. In allocating portfolio assets between stocks and bonds, the portfolio managers assess the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

In choosing stocks for the portfolio to invest in, the portfolio managers look for companies that possess most of the following characteristics:

  leading market positions
  high barriers to market entry and other compet- itive or technological advantages high returns on equity and assets
  good growth prospects
  strong management
  relatively low debt burdens

In seeking to achieve a better risk-adjusted return on the portfolio’s stock investments, the portfolio managers create a broadly diversified core equity portfolio for the portfolio that includes a blend of large company stocks, small company stocks, growth stocks and value stocks.The portfolio managers believe that holding a diverse group of stocks can provide competitive returns under different market environments.A flexible approach to equity investing should enable the portfolio to adapt to changing market trends and conditions and to invest wherever the portfolio managers believe opportunity exists.

The portfolio normally invests at least 25% of its assets in fixed-income securities.The fixed-income securities in which the portfolio may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government (including its agencies and instrumentalities), convertible debt securities and preferred stock that is convertible into common stock. The portfolio generally invests in investment grade fixed-income securities, although it may invest up to 5% of its total assets in securities rated below investment grade. The corporate debt securities in which the portfolio invests generally will be issued by established companies. The dollar-weighted average portfolio maturity of the fixed-income securities held by the portfolio normally will not exceed 10 years.

Concepts to understand

Investment grade fixed-income securities: independent rating organizations analyze and evaluate a bond issuer’s credit history and ability to repay debts. Based on their assessment, rating organizations assign letter grades that reflect the issuer’s creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

Dollar-weighted average maturity: an average of the stated maturities of the bonds held by the portfolio, based on their dollar-weighted proportions in the portfolio.

The Portfolio 1

MAIN RISKS

The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underper-forms, performance may be hurt. The portfolio’s principal risks are discussed below. The value of a shareholder’s investment in the portfolio will fluctuate, sometimes dramatically, which means shareholders could lose money.

  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a par- ticular industry or industries, such as labor short- ages or increased production costs and competi- tive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Market sector risk. The portfolio may significantly overweight or underweight certain companies, industries or market sectors, which may cause the portfolio’s performance to be more or less sensi- tive to developments affecting those companies, industries or sectors.
  Foreign investment risk.To the extent the portfolio invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign compa- nies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The portfolio’s investments in stocks and other equity securities are subject to the following principal risks:

  Growth and value stock risk. By investing in a mix of growth and value companies, the portfolio assumes the risks of both. In addition, growth companies typically lack the dividend yield that may cushion stock prices in market downturns.
  Value companies involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the man- ager misgauged that worth.They also may decline in price, even though in theory they are already undervalued.
  Smaller company risk. The portfolio may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capi- talizations are less than $1 billion. Small compa- nies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less fre- quently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio’s ability to sell these securities.These companies may have limit- ed product lines, markets or financial resources, or may depend on a limited management group.
  Some of the portfolio’s investments will rise and fall based on investor perception rather than eco- nomic factors. Other investments, including spe- cial situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  IPO risk.The portfolio may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the portfolio’s per- formance depends on a variety of factors, includ- ing the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
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The portfolio’s investments in bonds and other fixed-income securities are subject to the following principal risks:

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio’s share price. The longer the effective maturity and duration of the bond portion of the portfolio, the more its share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturi- ty date. If an issuer “calls” its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the portfolio’s share price.Although the portfolio’s bond investments are primarily in investment grade bonds, it may invest to a limit- ed extent (up to 5% of its total assets) in high yield (“junk”) bonds which involve greater cred- it risk, including the risk of default, than invest- ment grade bonds and are considered predomi- nantly speculative with respect to the issuer’s con- tinuing ability to make principal and interest pay- ments.The prices of high yield bonds can fall dra- matically in response to bad news about the issuer or its industry, or the economy in general.

What the portfolio is — and isn’t

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

  Liquidity risk. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the portfolio’s share price may fall dramatically.
  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and cer- tain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio’s potential price gain in response to falling interest rates, reduce the portfolio’s yield, or cause the portfolio’s share price to fall.When interest rates rise, the effective duration of the portfolio’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mort- gages or other assets.This is known as extension risk and would increase the portfolio’s sensitivity to rising rates and its potential for price declines.

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs. The portfolio’s forward roll transactions will increase its portfolio turnover rate.

The portfolio may lend its securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Portfolio 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio’s Initial shares from year to year. The table compares the average annual total returns of each of the portfolio’s share classes to those of the S&P 500® Index, a widely recognized unmanaged index of stock performance, and the Lehman Brothers Intermediate Government/Credit Bond Index, an index of all investment grade bonds with maturities of more than one year and less than ten years. Performance for the portfolio’s Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio’s Initial shares prior to that date.The historical performance of the portfolio’s Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Effective December 10, 2004, the portfolio changed its investment objective to its current objective, and The Dreyfus Corporation engaged Wisconsin Capital Management, Inc. to serve as the portfolio’s sub-investment adviser and provide day-to-day management of the portfolio’s investments. Historical performance before such date does not reflect these changes.

Average annual total returns as of 12/31/04

Since
inception
of portfolio
	1 Year	5 Years	(5/1/97)

Initial shares	_____ %	_____ %	_____ %

Service shares	_____ %	_____ %	_____ %

S&P 500 Index	_____ %	_____ %	_____ %*

Lehman Brothers
Intermediate
Government/Credit
Bond Index	_____ %	_____ %	_____ %*

*For comparative purposes,the value of each index on 4/30/97 is used as the beginning value on 5/1/97.

Additional costs

Performance information reflects the portfolio’s expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio’s performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

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EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio’s share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

Fee table
	Initial	Service
	shares	shares

Annual portfolio operating expenses
% of average daily net assets
Management fees	0.75%	0.75%
Rule 12b-1 fee	none	0.25%
Other expenses	x.xx%	x.xx%

Total annual portfolio
operating expenses	x.xx%	x.xx%
Fee waiver and/or
expense reimbursement	—	(x.xx%)

Net operating expenses*	x.xx%	x.xx%

* The Dreyfus Corporation has undertaken,until December 31,2005,to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowing) exceed 1.00% .

Expense example
	1 Year	3 Years	5 Years	10 Years

Initial shares	$____	$____	$____	$____

Service shares	$____	$____	$____	$____

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio’s operations.

Rule 12b-1 fee: the fee paid to the portfolio’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

Other expenses: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. The portfolio also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the portfolio.

The Portfolio 5

MANAGEMENT

Investment adviser

The investment adviser for the portfolio is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in approximately 200 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio’s average daily net assets. Dreyfus is the prima-ry mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Wisconsin Capital Management, Inc. (Wisconsin Capital), formerly known as Thompson, Plumb & Associates, Inc., located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to serve as the portfolio’s sub-investment adviser. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios. As of December 31, 2004, Wisconsin Capital had approximately $__ billion in assets under management. Wisconsin Capital, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the portfolio’s investments.

Thomas G. Plumb serves as primary portfolio manager for the portfolio. He has been the portfolio’s primary portfolio manager since December 2004. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors.The amended complaint seeks compensatory and punitive damages, rescission of the

6

advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The portfolio’s distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the portfolio or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the portfolio. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the portfolio on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the portfolio to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of portfolio shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The portfolio, Dreyfus,Wisconsin Capital and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. Each of the Dreyfus and Wisconsin Capital code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the respective code is to ensure that personal trading by employees of Dreyfus or Wisconsin Capital does not disadvantage any fund managed by Dreyfus or Wisconsin Capital, as the case may be.

The Portfolio 7

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. “Total return” shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by
___________
, whose report, along with the portfolio’s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

		Year Ended December 31,

Initial shares	2004	2003	2002	2001 [1]	2000

Per-Share Data ($):
Net asset value, beginning of period		11.09	13.34	15.00	16.02

Investment operations: Investment income — net [2]		.15	.19	.27	.52

Net realized and unrealized gain (loss) on investments		1.84	(2.25)	(1.65)	(.97)

Total from investment operations		1.99	(2.06)	(1.38)	(.45)

Distributions: Dividends from investment income — net		(.21)	(.19)	(.28)	(.48)

Dividends from net realized gain on investments		—	—	—	(.09)

Total distributions		(.21)	(.19)	(.28)	(.57)

Net asset value, end of period		12.87	11.09	13.34	15.00

Total Return (%)		18.14	(15.48)	(9.12)	(2.98)

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.89	.85	.85	.85

Ratio of net investment income to average net assets		1.26	1.58	1.92	3.35

Portfolio turnover rate		363.02 [3]	388.26	128.44	111.66

Net assets, end of period ($ x 1,000)		67,239	64,865	96,290	105,569

1 As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01, and decrease the ratio of net investment income to average net assets from 2.02% to 1.92% . Per-share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding at each month end.

3 The portfolio turnover rate excluding mortgage dollar role transactions was 305.71% .

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		Year Ended December 31,
Service Shares	2004	2003	2002	2001 [1]	2000 [2]

Per-Share Data ($):
Net asset value, beginning of period		11.08	13.33	15.00	15.00
Investment operations: Investment income — net		.14 [3]	.17 [3]	.22 [3]	—
Net realized and unrealized gain (loss) on investments		1.84	(2.24)	(1.63)	—
Total from investment operations		1.98	(2.07)	(1.41)	—
Distributions: Dividends from investment income — net		(.19)	(.18)	(.26)	—
Net asset value, end of period		12.87	11.08	13.33	15.00
Total Return (%)		18.02	(15.63)	(9.31)	—

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		1.00	1.00	1.00	—
Ratio of net investment income to average net assets		1.15	1.45	1.66	—
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation		.14	.09	.16	—
Portfolio turnover rate		363.02 [4]	388.26	128.44	111.66

Net assets, end of period ($ x 1,000)		23,313	22,040	15,396	— [5]

1 As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01, and decrease the ratio of net investment income to average net assets from 1.77% to 1.66% . Per-share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

2 The portfolio commenced offering Service shares on December 31, 2000.

3 Based on average shares outstanding at each month end.

4 The portfolio turnover rate excluding mortgage dollar roll transactions was 305.71% .

5 Amount represents less than $1,000.

The Portfolio 9

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. In addition, such participating insurance companies may receive payments from Dreyfus in connection with their offering of portfolio shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the participating insurance companies to offer the portfolio instead of other mutual funds where such payments are not received.VA contract holders and VLI poli-cyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day.The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Balanced Portfolio/ share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio’s equity investments are valued on the basis of market quotations or official closing prices. The portfolio’s fixed-income investments generally are valued by one or more independent pricing services approved by the board of trustees or on the basis of market quotations. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations, official closing prices or prices from a pricing source are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its NAV), the portfolio may value those investments at fair value as determined in accordance with the procedures approved by the portfolio’s board. Fair value of investments may be determined by the portfolio’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the portfolio does not calculate its NAV and thus may affect the portfolio’s NAV on days when investors have no access to the portfolio.

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The portfolio is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm portfolio performance by diluting the value of portfolio shares and increasing bro-kerage and administrative costs. As a result, Dreyfus and the portfolio’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the portfolio or its operations. Dreyfus and the portfolio will not enter into arrangements with any person or group to permit frequent trading.

The portfolio reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect portfolio operations (for example, if it exceeds 1% of the portfolio’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the portfolio may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the portfolio in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Your Investment 11

ACCOUNT POLICIES (continued)

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the portfolio’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such interme-diaries comply with rules and regulations, all inter-mediaries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make portfolio shares avail-able in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

12

DISTRIBUTIONS AND TAXES

The portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The portfolio normally pays dividends quarterly and distributes capital gains annually. Portfolio dividends and capital gain distributions will be reinvested in the portfolio unless the participating insurance company instructs otherwise.

Since the portfolio’s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio’s NAV.

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

Account Information 13

For More Information

To obtain information:

By telephone

Call 1-800-554-4611 or 516-338-3300

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Variable Investment Fund
Balanced Portfolio

SEC file number: 811-5125

More information on the portfolio is available free
upon request, including the following:

Annual/Semiannual Report

Describes the portfolio’s performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The portfolio will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the portfolio files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the portfolio will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio securities is available (i) in the portfolio’s SAI, and (ii) on the portfolio’s website at www.dreyfus.com.

© 2005 Dreyfus Service Corporation

Dreyfus Variable Investment Fund

Growth and Income Portfolio

Seeks long-term capital growth, current income and
growth of income by investing in stocks

P R O S P E C T U S May __, 2005

The Portfolio

Dreyfus Variable Investment Fund
Growth and Income Portfolio

Contents

The Portfolio

Goal/Approach	2
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	9

Account Information

Account Policies	11
Distributions and Taxes	14
Exchange Privilege	14

For More Information

See back cover.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders.The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares.VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio’s investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio’s investment results may be higher or lower than, and may not be comparable to, those of the other funds.

T h e P o r t f o l i o 1

G O A L / A P P R O A C H

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers. The portfolio’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

The portfolio’s investment strategy combines market economics with fundamental research. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each economic sector of the Standard & Poor’s 500® Composite Stock Price Index (S&P 500) is examined to determine the sector’s market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. A balance is determined for the portfolio, giving greater weight to sectors that are expected to outperform the overall market and less weight to sectors that are expected to underperform the overall market.

In choosing stocks, the portfolio employs fundamental analysis, generally seeking companies with strong positions in their industries, and companies with a catalyst that can trigger a price increase (such as accelerating earnings growth, a corporate restructuring or change in management). The portfolio managers seek to create a broadly diversified core portfolio comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles. Income is generated primarily from dividend-paying stocks in which the portfolio may invest. The portfolio managers select stocks based on:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings or cash flow financial profile, which measures the financial health of the company

The portfolio typically sells a security when the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued or a more attractive opportunity has been identified.

The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to manage interest rate risk, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; or positive changes in corporate structure or market perception.

Fundamental analysis: a method of securities valuation that attempts to measure a security’s intrinsic value by analyzing “real” data (company financials, economic outlook, etc.) and other factors (management, industry conditions, competition, etc.).

2

M A I N R I S K S

The portfolio’s principal risks are discussed below. The value of a shareholder’s investment in the portfolio will fluctuate, which means that shareholders could lose money.

  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a par- ticular industry or industries, such as labor short- ages or increased production costs and competi- tive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Foreign investment risk. To the extent the portfolio invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign compa- nies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
  Growth and value company risk. By investing in a mix of growth and value companies, the portfo- lio assumes the risks of both. Investors often expect growth companies to increase their earn- ings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth companies typically lack the dividend yield that may cushion stock prices in market downturns.
  Value companies involve the risk that they may

never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the man- ager misgauged that worth.They also may decline in price, even though in theory they are already undervalued.

  Market sector risk. The portfolio may significantly overweight or underweight certain companies, industries or market sectors, which may cause the portfolio’s performance to be more or less sensitive to developments affecting those companies, indus- tries or sectors.
  Derivatives risk. The portfolio may invest in deriv- ative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), CMOs and stripped mortgage-backed securities. A small investment in derivatives could have a potentially large impact on the portfolio’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio’s other investments.
  Short sale risk. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline.
  Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.
  IPO risk. The portfolio may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the portfolio’s per- formance depends on a variety of factors, includ- ing the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
T h e P o r t f o l i o 3

M A I N R I S K S (continued)
  Leveraging risk. The use of leverage, such as bor- rowing money to purchase securities, engaging in reverse repurchase agreements, lending portfo- lio securities and engaging in forward commit- ment transactions will magnify the portfolio’s gains or losses.
  Non-diversification risk. The portfolio is non-diver- sified, which means that a relatively high percent- age of the portfolio’s assets may be invested in a limited number of issuers. Therefore, the portfo- lio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

What the portfolio is — and isn’t

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4

P A S T P E R F O R M A N C E

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio’s Initial shares from year to year. The table compares the average annual total returns of each of the portfolio’s share classes over time to those of the S&P 500®, a widely recognized, unmanaged index of stock performance. Performance for the portfolio’s Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio’s Initial shares prior to that date. The historical performance of the portfolio’s Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Average annual total returns as of 12/31/04

	1 Year	5 Years	10 Years

Initial shares	_____%	_____%	_____%
Service shares	_____%	_____%	_____%
S&P 500	_____%	_____%	_____%

Additional costs

Performance information reflects the portfolio’s expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio’s performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

T h e P o r t f o l i o 5

E X P E N S E S

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio’s share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

Fee table
	Initial	Service
	shares	shares

Annual portfolio operating expenses
% of average daily net assets
Management fees	0.75%	0.75%
Rule 12b-1 fee	none	0.25%
Other expenses	x.xx%	x.xx%

Total annual portfolio
operating expenses	x.xx%	x.xx%
Fee waiver and/or
expense reimbursement	—	(x.xx%)

Net operating expenses*	x.xx%**	x.xx%**

* The Dreyfus Corporation has undertaken, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage commis-sions,extraordinary expenses,interest expenses and commitment fees on borrowings) exceed 1.00% .

** Net operating expenses include an interest expense of 0.01%,which is excluded from the above-noted waiver.

Expense example
	1 Year	3 Years	5 Years	10 Years

Initial shares	$xxx	$xxx	$xxx	$xxx

Service shares	$xxx	$xxx	$xxx	$xxx

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio’s operations.

Rule 12b-1 fee: the fee paid to the portfolio’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

Other expenses: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. The portfolio also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the portfolio.

6

M A N A G E M E N T

Investment adviser

The investment adviser for the portfolio is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in approximately 200 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Emerson Tuttle serves as the portfolio’s primary portfolio manager. He has been the portfolio’s pri-mary portfolio manager since October 2004. Mr. Tuttle has been employed by Dreyfus since January 2002. He also is senior vice president and portfolio manager of The Boston Company Asset Management, LLC, an affiliate of Dreyfus. Prior to joining The Boston Company Asset Management, LLC in September 2001, he was a principal at State Street Global Advisors where he was employed from April 1981 to September 2001.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors.The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

T h e P o r t f o l i o 7

M A N A G E M E N T (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The portfolio’s distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the portfolio or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the portfolio. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the portfolio on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the portfolio to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of portfolio shares or the provision of services to the portfolio.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The portfolio, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

F I N A N C I A L H I G H L I G H T S

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. “Total return” shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-tions.These figures have been independently audit-

ed by ___________, whose report, along with the portfolio’s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

		Year Ended December 31,
Initial shares	2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		16.06	21.65	23.48	25.48
Investment operations: Investment income — net [1]		.14	.11	.11	.14
Net realized and unrealized
gain (loss) on investments		4.11	(5.59)	(1.49)	(1.10)
Total from investment operations		4.25	(5.48)	(1.38)	(.96)
Distributions: Dividends from investment
income — net		(.15)	(.11)	(.11)	(.15)
Dividends from net realized
gain on investments		—	—	(.11)	(.89)
Dividends in excess of net
realized gain on investments		—	—	(.23)	—
Total distributions		(.15)	(.11)	(.45)	(1.04)
Net asset value, end of period		20.16	16.06	21.65	23.48
Total Return (%)		26.57	(25.33)	(5.85)	(3.78)

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.81	.80	.79	.78
Ratio of interest expense, loan commitment fees and
dividends on securities sold short to average net assets		.01	.00 [2]	.01	—
Ratio of net investment income to average net assets		.81	.58	.48	.56
Portfolio turnover rate		40.68	34.61	33.82	60.90

Net assets, end of period ($ x 1,000)		243,973	226,548	385,569	437,407

[1] Based on average shares outstanding at each month end.
[2] Amount represents less than .01%.

T h e P o r t f o l i o 9

F I N A N C I A L H I G H L I G H T S (continued)

		Year Ended December 31,
Service shares	2004	2003	2002	2001	2000 [1]

Per-Share Data ($):
Net asset value, beginning of period		16.03	21.61	23.48	23.48
Investment operations: Investment income — net		.11 [2]	.08 [2]	.06 [2]	—
Net realized and unrealized
gain (loss) on investments		4.10	(5.58)	(1.51)	—
Total from investment operations		4.21	(5.50)	(1.45)	—
Distributions: Dividends from investment
income — net		(.09)	(.08)	(.08)	—
Dividends from net realized
gain on investments		—	—	(.11)	—
Dividends in excess of net
realized gain on investments		—	—	(.23)	—
Total distributions		(.09)	(.08)	(.42)	—
Net asset value, end of period		20.15	16.03	21.61	23.48
Total Return (%)		26.36	(25.46)	(6.14)	—

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		1.00	.98	1.00	—
Ratio of interest expense, loan commitment fees and
dividends on securities sold short to average net assets		.01	.00 [3]	.01	—
Ratio of net investment income to average net assets		.63	.43	.28	—
Decrease reflected in above expense ratios due to
undertakings by Dreyfus		.06	.05	.11	—
Portfolio turnover rate		40.68	34.61	33.82	60.90

Net assets, end of period ($ x 1,000)		24,188	20,388	16,185	1

1 The portfolio commenced offering Service shares on December 31, 2000.

2 Based on average shares outstanding at each month end.

3 Amount represents less than .01%.

10

Account Information

A C C O U N T P O L I C I E S

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. In addition, such participating insurance companies may receive payments from Dreyfus in connection with their offering of portfolio shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the participating insurance companies to offer the portfolio instead of other mutual funds where such payments are not received.VA contract holders and VLI poli-cyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day.The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Growth and Income Portfolio/ share class), for purchase of portfolio shares.The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its NAV), the portfolio may value those investments at fair value as determined in accordance with the procedures approved by the portfolio’s board. Fair value of investments may be determined by the portfolio’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the portfolio does not calculate its NAV and thus may affect the portfolio’s NAV on days when investors have no access to the portfolio.

A c c o u n t I n f o r m a t i o n 11

The portfolio is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm portfolio performance by diluting the value of portfolio shares and increasing bro-kerage and administrative costs. As a result, Dreyfus and the portfolio’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the portfolio or its operations. Dreyfus and the portfolio will not enter into arrangements with any person or group to permit frequent trading.

The portfolio reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the portfolio may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the portfolio in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

12

A C C O U N T P O L I C I E S (continued)

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the portfolio’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such interme-diaries comply with rules and regulations, all inter-mediaries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make portfolio shares avail-able in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

A c c o u n t I n f o r m a t i o n 13

D I S T R I B U T I O N S A N D T A X E S

The portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The portfolio normally pays dividends quarterly and distributes capital gains annually. Portfolio dividends and capital gain distributions will be reinvested in the portfolio unless the participating insurance company instructs otherwise.

Since the portfolio’s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company.Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio’s NAV.

E X C H A N G E P R I V I L E G E

Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

14

N O T E S

N O T E S

N O T E S

For More Information

To obtain information:

By telephone

Call 1-800-554-4611 or 516-338-3300

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Variable Investment Fund
Growth and Income Portfolio

SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio’s performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The portfolio will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the portfolio files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the portfolio will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio securities is available (i) in the portfolio’s SAI, and (ii) on the portfolio’s website at www.dreyfus.com.

© 2005 Dreyfus Service Corporation

Dreyfus Variable Investment Fund

Limited Term
High Yield Portfolio

Seeks maximum total return by
investing in high yield securities

PROSPECTUS May __, 2005

The Portfolio

Dreyfus Variable Investment Fund
Limited Term High Yield Portfolio

Contents

The Portfolio

Goal/Approach	2
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	9

Account Information

Account Policies	11
Distributions and Taxes	13
Exchange Privilege	13

For More Information

See back cover.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders.The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares.VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio’s investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio’s investment results may be higher or lower than, and may not be comparable to, those of the other funds.

The Portfolio 1

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of its assets in fixed-income securities rated, when purchased, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, inflation-indexed bonds, convertible securities, preferred stocks and other debt instruments of U.S. and foreign issuers. The portfolio also is permitted to invest up to 5% of its assets directly in the common stock of high yield bond issuers.

In choosing securities, the portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements.The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio maturity of 5.5 years or less, although there is no limit on the maturity of individual securities. In calculating average effective portfolio maturity, the portfolio may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

The portfolio’s investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company’s financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company’s management, and whether there is sufficient equity value in the company. The portfolio may also invest, from time to time, in investment grade bonds.

The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Bond rating: a ranking of a bond’s quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of “AAA” or “Aaa” (highly unlikely to default) through a low of “D” (companies already in default).

High yield bonds: those rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody’s, or the unrated equivalent as determined by Dreyfus. Because the issuers of high yield bonds may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

Average effective portfolio maturity: a weighted average of the stated maturities of the bonds held by the portfolio, adjusted to reflect provisions that may cause a bond’s principal to be repaid earlier than at maturity. Certain securities, such as mortgage-related securities, may have effective maturities significantly shorter than their stated final maturities.

2

MAIN RISKS

The portfolio’s principal risks are discussed below. The value of a shareholder’s investment in the portfolio will fluctuate, sometimes dramatically, which means shareholders could lose money.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the portfolio’s share price. High yield (“junk”) bonds involve greater credit risk, includ- ing the risk of default, than investment grade bonds and are considered predominantly specula- tive with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio’s share price.
  Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The longer the portfo- lio’s effective maturity and duration, the more its share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturi- ty date. If an issuer “calls” its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield.
  Market sector risk. The portfolio’s overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors. The portfolio may significantly overweight or under- weight certain companies, industries or market sectors, which may cause the portfolio’s perfor- mance to be more or less sensitive to develop- ments affecting those companies, industries or sectors.
  Liquidity risk. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the portfolio’s share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquid- ity risk than domestic securities.
  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and cer- tain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio’s potential price gain in response to falling interest rates, reduce the portfolio’s yield, or cause the portfolio’s share price to fall.When interest rates rise, the effective duration of the portfolio’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mort- gages or other assets.This is known as extension risk and would increase the portfolio’s sensitivity to rising rates and its potential for price declines.
  Foreign investment risk. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
  Derivatives risk. The portfolio may invest in deriv- ative instruments, such as options, futures and options on futures (including those relating to indexes, foreign currencies and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset- backed securities. A small investment in deriva- tives could have a potentially large impact on the portfolio’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio’s other investments.
The Portfolio 3

MAIN RISKS (continued)

  Leveraging risk. The use of leverage, such as bor- rowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio’s gains or losses.
  Inflation-indexed bond risk. Interest payments on inflation-indexed bonds can be unpredictable and will vary as the principal and/or interest is peri- odically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed bonds. Inflation-indexed bonds issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their prin- cipal until maturity.

What the portfolio is — and isn’t

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

  Short sale risk. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appre- ciated in value, thus resulting in a loss to the port- folio.

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio’s Initial shares from year to year. The table compares the average annual total returns of each of the portfolio’s share classes to those of the Merrill Lynch High Yield Master II Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity. Performance for the portfolio’s Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio’s Initial shares prior to that date.The historical performance of the portfolio’s Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Average annual total returns as of 12/31/04
Since
inception
of portfolio
	1 Year	5 Years	(4/30/97)

Initial shares	x.xx%	x.xx%	x.xx%
Service shares	x.xx%	x.xx%	x.xx%
Merrill Lynch High Yield
Master II Index	x.xx%	x.xx%	x.xx%

Additional costs

Performance information reflects the portfolio’s expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio’s performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

The Portfolio 5

EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio’s share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

Fee table
	Initial	Service
	shares	shares

Annual portfolio operating expenses
% of average daily net assets
Management fees	0.65%	0.65%
Rule 12b-1 fee	none	0.25%
Other expenses	x.xx%	x.xx%

Total annual portfolio
operating expenses	x.xx%	x.xx%
Fee waiver and/or
expense reimbursement	(x.xx%)	(x.xx%)

Net operating expenses*	0.90%	0.90%

*	The Dreyfus Corporation has undertaken, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage com- missions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 0.90%.

Expense example
	1 Year	3 Years	5 Years	10 Years

Initial shares	$xxx	$xxx	$xxx	$xxx

Service shares	$xxx	$xxx	$xxx	$xxx

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio’s operations.

Rule 12b-1 fee: the fee paid to the portfolio’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

Other expenses: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. The portfolio also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the portfolio.

6

MANAGEMENT

Investment adviser

The investment adviser for the portfolio is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in approximately 200 mutual fund portfolios. During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of ___% of the portfolio’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Jon Uhrig is the primary portfolio manager of the portfolio. He has held this position since January 2005 and has been employed by Dreyfus since September 2001. Mr. Uhrig also is a portfolio manager for high yield strategies, as well as the head of high yield trading, with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial and an affiliate of Dreyfus. Mr. Uhrig joined Standish Mellon in 1997.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In

September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors.The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

The Portfolio 7

MANAGEMENT (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The portfolio’s distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the portfolio or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the portfolio. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the portfolio on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the portfolio to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of portfolio shares or the provision of services to the portfolio.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The portfolio, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. “Total return” shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-tions.These figures have been independently audit-

ed by __________, whose report, along with the portfolio’s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

		Year Ended December 31,
Initial shares	2004	2003	2002	2001 [1]	2000

Per-Share Data ($):
Net asset value, beginning of period		5.63	7.33	8.47	10.44
Investment operations: Investment income — net		.53 [2]	.69 [2]	.84 [2]	1.15
Net realized and unrealized
gain (loss) on investments		1.12	(1.64)	(1.07)	(1.95)
Total from investment operations		1.65	(.95)	(.23)	(.80)
Distributions: Dividends from investment
income — net		(.60)	(.75)	(.91)	(1.17)
Net asset value, end of period		6.68	5.63	7.33	8.47
Total Return (%)		30.00	(13.01)	(2.90)	(8.27)

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.90	.90	.90	.76
Ratio of interest expense to average net assets		.00 [3]	.02	.01	.23
Ratio of net investment income
to average net assets		8.43	10.69	10.37	11.10
Decrease reflected in above expense ratios
due to undertakings by Dreyfus		.06	.02	—	—
Portfolio turnover rate		258.88	436.35	198.14	15.29

Net assets, end of period ($ x 1,000)		25,571	20,003	30,146	39,529

1 As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed-income securities on a scientific basis.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized (loss) on investments per share by $.05 and decrease the ratio of net investment income to average net assets from 11.07% to 10.37% . Per-share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding at each month end.

3 Amount represents less than .01%.

The Portfolio 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,
Service shares	2004	2003	2002	2001 [1]	2000 [2]

Per-Share Data ($):
Net asset value, beginning of period		5.63	7.33	8.46	8.46
Investment operations: Investment income — net		.53 [3]	.68 [3]	.79 [3]	—
Net realized and unrealized gain (loss) on investments		1.12	(1.63)	(1.02)	—
Total from investment operations		1.65	(.95)	(.23)	—
Distributions: Dividends from investment income — net		(.60)	(.75)	(.90)	—
Net asset value, end of period		6.68	5.63	7.33	8.46
Total Return (%)		30.28	(13.12)	(2.95)	—

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.90	.90	.90	—
Ratio of interest expense to average net assets		.00 [4]	.02	.01	—
Ratio of net investment income to average net assets		8.34	10.73	10.35	—
Decrease reflected in above expense ratios due to undertakings by Dreyfus		.32	.33	.24	—
Portfolio turnover rate		258.88	436.35	198.14	15.29

Net assets, end of period ($ x 1,000)		9,062	4,933	2,797	1

1 As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed-income securities on a scientific basis.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized (loss) on investments per share by $.05 and decrease the ratio of net investment income to average net assets from 11.04% to 10.35% . Per-share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

2 The portfolio commenced offering Service shares on December 31, 2000.

3 Based on average shares outstanding at each month end.

4 Amount represents less than $.01 per share.

10

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. In addition, such participating insurance companies may receive payments from Dreyfus in connection with their offering of portfolio shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the participating insurance companies to offer the portfolio instead of other mutual funds where such payments are not received.VA contract holders and VLI poli-cyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Limited Term High Yield Portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio’s investments generally are valued by one or more independent pricing services approved by the board of trustees or on the basis of market quotations.The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the portfolio may value those investments at fair value as determined in accordance with procedures approved by the board. Fair value of investments may be determined by the board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. Foreign securities held by the portfolio may trade on days that the portfolio is not open for business, thus affecting the value of the portfolio’s assets on days when portfolio investors have no access to the portfolio.

The portfolio is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm portfolio performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. As a result, Dreyfus and the portfolio’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the portfolio or its operations. Dreyfus and the portfolio will not enter into arrangements with any person or group to permit frequent trading.

Account Information 11

ACCOUNT POLICIES (continued)

The portfolio reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the portfolio may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the portfolio in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and participating insurance companies include obligations to comply with all applica-ble federal and state securities laws and rules, regulations, requirements and conditions of all applica-ble regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the portfolio’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such interme-diaries comply with rules and regulations, all inter-mediaries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make portfolio shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

12

DISTRIBUTIONS AND TAXES

The portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The portfolio normally pays dividends quarterly and distributes capital gains annually. Portfolio dividends and capital gain distributions will be reinvested in the portfolio unless the participating insurance company instructs otherwise.

Since the portfolio’s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio’s NAV.

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

Your Investment 13

For More Information

To obtain information:

By telephone

Call 1-800-554-4611 or 516-338-3300

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Variable Investment Fund
Limited Term High Yield Portfolio
SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio’s performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The portfolio will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the portfolio files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the portfolio will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio securities is available (i) in the portfolio’s SAI, and (ii) on the portfolio’s website at www.dreyfus.com.

© 2005 Dreyfus Service Corporation

DREYFUS VARIABLE INVESTMENT FUND
APPRECIATION PORTFOLIO
BALANCED PORTFOLIO
DEVELOPING LEADERS PORTFOLIO
DISCIPLINED STOCK PORTFOLIO
GROWTH AND INCOME PORTFOLIO
INTERNATIONAL EQUITY PORTFOLIO
INTERNATIONAL VALUE PORTFOLIO
LIMITED TERM HIGH YIELD PORTFOLIO
MONEY MARKET PORTFOLIO
QUALITY BOND PORTFOLIO
SMALL COMPANY STOCK PORTFOLIO
SPECIAL VALUE PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION
MAY ___, 2005

FOR INITIAL SHARES AND SERVICE SHARES

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Money Market, Quality Bond, Developing Leaders, Small Company Stock and Special Value Portfolios, each dated May __, 2005 (each, a “Portfolio,” and collectively, the “Portfolios”) of Dreyfus Variable Investment Fund (the “Fund”), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611 or 516-338-3300.

Portfolio shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (“Participating Insurance Companies”) to fund variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”). Individuals may not purchase shares of any Portfolio directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

     Each Portfolio (except the Money Market Portfolio) currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Portfolio shares may be purchased by the separate account.

The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND AND PORTFOLIOS

The Fund is a Massachusetts business trust that commenced operations on August 31, 1990. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each of the Appreciation, Balanced, Disciplined Stock, International Value, Limited Term High Yield, Money Market, Quality Bond, Developing Leaders, Small Company Stock and Special Value Portfolios is a diversified fund, which means that, with respect to 75% of the Portfolio's total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each of the Growth and Income and International Equity Portfolios is a non-diversified fund, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dreyfus Corporation (the “Manager”) serves as each Portfolio's investment adviser. The Manager has engaged Fayez Sarofim & Co. (“Sarofim”) to serve as the sub-investment adviser of the Appreciation Portfolio, Wisconsin Capital Management, LLC (“Wisconsin Capital”), to serve as the sub-investment adviser of the Balanced Portfolio, Newton Capital Management Limited (“Newton”) to serve as the sub-investment adviser of the International Equity Portfolio and Jennison Associates LLC (“Jennison”) to serve as the sub-investment adviser of the Special Value Portfolio. Sarofim, Wisconsin Capital, Newton and Jennison provide day-to-day management of the investments of the Appreciation Portfolio, Balanced Portfolio, International Equity Portfolio and Special Value Portfolio, respectively, subject to the supervision of the Manager. Sarofim, Wisconsin Capital, Newton and Jennison are also referred to in this Statement of Additional Information as a “Sub-Adviser.”

Dreyfus Service Corporation (the “Distributor”) is the distributor of each Portfolio's shares.

Certain Portfolio Securities

The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus.

Common and Preferred Stocks. (Balanced, Developing Leaders, Growth and Income, International Equity, International Value, Quality Bond and Special Value Portfolios) Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Portfolio may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Depositary Receipts. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Quality Bond, Special Value and Small Company Stock Portfolios) Each of these Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”), Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”), New York Shares and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States.

These securities may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Government Obligations; Securities of Supranational Entities. (All Portfolios) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager (and, if applicable, the Portfolio's sub-investment adviser) to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Investment Companies. (All Portfolios) Each Portfolio may invest in securities issued by investment companies. Under the 1940 Act, a Portfolio’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio’s total assets with respect to any one investment company and (iii) 10% of the Portfolio’s total assets in the aggregate. As a shareholder of another investment company, the Portfolios would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fee and other expenses that the Portfolio bears directly in connection with its own operations. Each Portfolio also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Portfolio’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Portfolio’s aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities.”

     Exchange-Traded Funds. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to a securities or commodities index. These may include Standard & Poor's Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”) and iShares exchange-traded funds (“iShares”). ETFs are usually either units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities (or commodities) of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Portfolio. Moreover, a Portfolio's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Money Market Instruments. (All Portfolios) Each Portfolio may invest in the following types of money market instruments.

U.S. Government Securities--Each Portfolio may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Portfolio may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Portfolio’s share price is guaranteed.

Repurchase Agreements--Each Portfolio may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Portfolio's custodian or sub-custodian will have custody of, and will segregate securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Bank Obligations--Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

Certificates of deposit (“CDs”) are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Commercial Paper and Other Short-Term Corporate Obligations--Each Portfolio may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar denominated short-term bonds and notes issued by domestic and foreign corporations, including banks. These instruments also include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Participation Interests--Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager (and, if applicable, the Portfolio's sub-investment adviser) must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

Convertible Securities. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Special Value, Developing Leaders and Small Company Stock Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Warrants. (Appreciation, Balanced, Growth and Income, International Equity, International Value, Special Value, Developing Leaders and Small Company Stock Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each of these Portfolios may invest up to 5% (2% in the case of the Appreciation, Developing Leaders and Special Value Portfolios) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities. Included in such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

Municipal Obligations. (Quality Bond, Limited Term High Yield, and Growth and Income Portfolios) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain specified entities, generally to obtain funds for various public purposes, and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation’s interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. Each of these Portfolios also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to Federal income tax. The Portfolio may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. Each of these Portfolios currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

Mortgage-Related Securities. (Balanced, Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”), adjustable rate mortgages, real estate investment trusts (“REITs”), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. See “Certain Investment Considerations and Risks” below.

Residential Mortgage-Related Securities--A Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities--A Portfolio may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated Securities”) take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities--A Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”) and Multi-Class Pass-Through-Securities--A Portfolio may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

Each class of CMOs, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate (“LIBOR”) (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities--A Portfolio also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Real Estate Investment Trusts--A Portfolio may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Adjustable-Rate Mortgage Loans (“ARMs”)--A Portfolio may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities--A Portfolio may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities--Other mortgage-related securities in which these Portfolios may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     Asset-Backed Securities. (Balanced, Limited Term High Yield, Quality Bond and, to a limited extent, Money Market Portfolios) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. A Portfolio may invest in these and other types of asset-backed securities that may be developed in the future.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

     The asset-backed securities in which the Money Market Portfolio may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Inflation-Indexed Bonds. (Balanced, Limited Term High Yield and Quality Bond Portfolios) Each of these Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Zero Coupon and Certain Other Stripped Securities. (All Portfolios) Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each of the Growth and Income, International Equity, Limited Term High Yield, Special Value and Quality Bond Portfolios also may invest in other stripped securities such as corporate debt obligations issued by domestic corporations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped corporate securities purchased by each of these Portfolios will bear ratings comparable to non-stripped corporate obligations that may be purchased by such Portfolio. These Portfolios also may invest in pay-in-kind bonds which are bonds which generally pay interest through the issuance of additional bonds. Each of these Portfolios also may purchase step-up coupon bonds which are debt securities which typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See Dividends, Distributions and Taxes.”

     Illiquid Securities. (All Portfolios) Each Portfolio may invest up to 15% (10% with respect to the Money Market Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-backed securities and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus.

Duration and Portfolio Maturity. (Balanced, Limited Term High Yield, and Quality Bond Portfolios). Each Portfolio invests without regard to maturity or duration limitations with respect to individual securities. The Quality Bond Portfolio has no limit with respect to its duration or portfolio maturity. Under normal conditions, the Balanced Portfolio expects that the dollar-weighted average maturity of its fixed-income portfolio will not exceed 10 years. Under normal conditions, the Limited Term High Yield Portfolio attempts to maintain an average effective portfolio maturity of 5.5 years or less, to the extent described in the Portfolio's Prospectus or this

Statement of Additional Information.

As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of “term maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until the final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Portfolio, the Manager will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the “call date”) which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest-rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

     Foreign Currency Transactions. (Appreciation, Balanced, Developing Leaders, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, a Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. A Portfolio's success in these transactions will depend principally on the ability of the Manager (and, where applicable, the Portfolio's sub-investment adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Borrowing Money. (All Portfolios) Each Portfolio (other than the Money Market Portfolio) is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each of the Appreciation, Balanced, Disciplined Stock, International Equity, International Value, Developing Leaders and Small Company Stock Portfolios currently intend to, and the Money Market Portfolio may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Money borrowed will be subject to interest costs. While such borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments. In addition, the Balanced, Money Market and Small Company Stock Portfolios may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

     Leverage. (Growth and Income, Limited Term High Yield, Quality Bond, and Special Value) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Portfolio's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Portfolio to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements. (Balanced, Growth and Income, Limited Term High Yield, Money Market, Quality Bond, Small Company Stock, and Special Value Portfolios) Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers/dealers and other financial institutions. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. As a result of these transactions, the Portfolio is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. Except for these transactions, borrowings by the Growth and Income, Limited Term High Yield, Quality Bond and Special Value Portfolios generally will be unsecured. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Portfolio's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

Short-Selling. (Balanced, Growth and Income, Limited Term High Yield, Special Value and, to a limited extent, Developing Leaders Portfolios) In these transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

     A Portfolio will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets.

     The Balanced, Growth and Income, Limited Term High Yield and Special Value Portfolios also may make and the Developing Leaders Portfolio only may make short sales “against the box,” in which the Portfolio enters into a short sale of a security it owns. At no time will more than 15% of the value of the Portfolio’s net assets be in deposits on short sales against the box.

     Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Lending Portfolio Securities. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio’s total assets (including the value of all assets received as collateral for the loan). The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Portfolio may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Portfolio derived from lending is portfolio securities. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. A Portfolio will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Derivatives. (Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest in, or enter into, derivatives, to the extent described in the Portfolio's Prospectus or this Statement of Additional Information, for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than “traditional” securities would. Examples of derivative instruments include options contracts, futures contracts, options on future contracts, structured notes, and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed. Each of these Portfolios may invest some or all of its assets in derivative instruments.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

     If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or, if applicable, the Portfolio's sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Neither the Fund nor any Portfolio will be a commodity pool. In addition, as a registered investment company, the Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions-In General--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios). A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Transaction costs also are included in these calculations.

     Each of these Portfolios may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures and options with respect thereto by a Portfolio also is subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

Specific Futures Transactions--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

The Growth and Income, International Equity, International Value, Limited Term High Yield, Small Company Stock and Special Value Portfolios may purchase and sell currency futures. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

The Balanced, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond and Special Value Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Successful use by a Portfolio of futures contracts will be subject to the ability of the Manager (or, if applicable, the Portfolio’s sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Portfolio may incur losses.

Interest Rate Swaps--(Limited Term High Yield and Quality Bond Portfolios) Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used.

Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

Credit Derivatives--(Limited Term High Yield and Quality Bond Portfolios) Each of these Portfolios may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Portfolio. The Portfolio's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Options-In General--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Quality Bond, Small Company Stock and Special Value Portfolios may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

Each of the Growth and Income, International Equity, Limited Term High Yield, Small Company Stock and Special Value Portfolios may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Each of the Disciplined Stock, Growth and Income, International Equity, Small Company Stock and Special Value Portfolios may purchase cash-settled options on equity index swaps and each of the Limited Term High Yield and Quality Bond Portfolios may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premiums paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by a Portfolio of options will be subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Portfolio may incur losses.

Future Developments. (All Portfolios) A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment on behalf of a Portfolio, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

Forward Commitments. (All Portfolios) Each Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage.

     Each of the Growth and Income, Limited Term High Yield, Quality Bond and Special Value Portfolios intends to engage in forward commitments to increase its financial exposure to the types of securities in which it invests. Leveraging in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. A Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

Certain Investment Considerations and Risks

     Equity Securities. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock, Special Value and, to a limited extent, Limited Term High Yield and Quality Bond Portfolios) Equity securities, including common stocks, preferred stocks, certain convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio’s investments will result in changes in the value of its shares and thus the Portfolio’s total return to investors.

     From time to time, the Limited Term High Yield and Quality Bond Portfolios, may hold common stock sold in units with, or attached to, debt securities purchased by the Portfolio. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Portfolio, these Portfolios may receive warrants or other non-income producing equity securities. Each of these Portfolios may retain such securities, including equity securities received upon conversion of convertible securities, until the Manager determines it is appropriate in light of current market conditions for the Portfolio to dispose of such securities.

     Each of the Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock and Special Value Portfolios may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

     Each of these Portfolios may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Portfolio investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

     A Portfolio may purchase securities of companies which have no earnings or have experienced losses. A Portfolio generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

     Fixed-Income Securities. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

     The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Growth and Income, International Equity, Limited Term High Yield, Quality Bond and Special Value Portfolios, such as those rated Baa or lower by Moody's Investor Service, Inc. (“Moody's”) and BBB or lower by Standard & Poors Ratings Services (“S&P”) and Fitch Ratings (“Fitch” and together with S&P and Moody's, the “Rating Agencies”), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     Mortgage-Related Securities. (Balanced, Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Portfolio, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

Lower Rated Securities. (Balanced, Growth and Income, Limited Term High Yield, Quality Bond, Special Value and, to a limited extent, Developing Leaders Portfolios) The Limited Term High Yield Portfolio invests primarily, and each of these other Portfolios may invest a portion of its assets, in higher yielding (and, therefore, higher risk) debt securities (convertible debt securities with respect to the Growth and Income Portfolio) such as those rated Ba by Moody's or BB by S&P or Fitch, or as low as those rated B by a Rating Agency in the case of the Quality Bond Portfolio, or as low as those rated Caa by Moody's or CCC by S&P or Fitch in the case of the Growth and Income Portfolio (with not more than 35% of the value of its net assets in convertible debt securities so rated), or as low as the lowest rating assigned by a Rating Agency in the case of the Balanced, Limited Term High Yield, Developing Leaders and Special Value Portfolios. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Portfolio's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the judgment, analysis and experience of the Manager in evaluating the creditworthiness of an issuer.

Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet such Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager’s judgment may play a greater role in valuation because less reliable, objective data may be available.

These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated securities to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

Each of these Portfolios may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Manager (or, if applicable, the Portfolio's sub-investment adviser) will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

     The ratings of the Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

With respect to Limited Term High Yield Portfolio, the average distribution of the Portfolio's investments in corporate bonds (excluding convertible preferred stocks and convertible bonds) by ratings for the fiscal year ended December 31, 2004, calculated monthly on a dollar weighted basis, was as follows:

Limited Term High Yield Portfolio

Moody’s	or	S&P or Fitch	Percentage
Aaa		AAA	____%
AA		AA	____%
Baa		BBB	____%
Ba		BB	____%
B		B	____%
Caa		CCC	____%
C		C	____%
D		D	____%
NR		NR	____*
____%**

__________

* These unrated securities have been determined by the Manager to be of comparable quality to securities rated as follows: B (____%).

** The Portfolio also owns equity securities (____%), preferred stocks rated B (____%) and D (____%), convertible preferred stocks rated B (____%) and Caa/CCC (____%), and convertible bonds rated Ba/BB (____%) and Caa/CCC (____%).

With respect to Quality Bond Portfolio, the average distribution of the Portfolio's investments in corporate bonds (excluding convertible preferred stocks and convertible bonds) by ratings for the fiscal year ended December 31, 2004, calculated monthly on a dollar weighted basis, was as follows:

Quality Bond Portfolio

Moody’s	or	S&P or Fitch	Percentage
Aaa		AAA	____%
Aa		AA	____%
A		A	____%
Baa		BBB	____%
Ba		BB	____%
B		B	__%
____%*

* The Portfolio also owns convertible preferred stocks rated A (____%), Baa/BBB (____%), and Ba/BB (____%), and convertible bonds rated Aa/AA (____%).

The actual distribution of a Portfolio's corporate bond investments by ratings on any given date will vary, and the distribution of the Portfolio's investments by ratings as set forth above should not be considered as representative of the Portfolio's future portfolio composition.

Foreign Securities. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus may affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     Quality Bond Portfolio may invest up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds issued by foreign issuers whether denominated in U.S. dollars or in foreign currency. Issuers organized in the United States will always be treated as domestic issuers.

     Appreciation Portfolio may invest up to 10% of the value of its assets in securities of foreign governments and foreign companies that are not publicly traded in the United States.

     Developing Leaders Portfolio may invest up to 25% of its assets in common stocks of foreign companies, but it currently intends to invest no more than 20% of its assets in foreign securities.

     International Value Portfolio ordinarily invests in at least ten foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase. The portfolio's sector exposure generally will not exceed the greater of (i) twice the sector's weighting in the Morgan Stanley Capital International-Europe, Australasia, Far East Index or (ii) 10 percentage points above the sector's weighting in the index.

     Special Value Portfolio may invest up to 60% of its total assets in the securities of foreign issuers, including those issued in the form of Depositary Receipts. Special Value Portfolio may invest up to 20% of its total net assets in securities of issuers principally located in any one foreign country, except that the Portfolio may invest up to 35% of its total assets in securities of issuers located in any one of the following foreign countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Portfolio may invest in the securities of companies whose principal activities are in, or governments of, emerging markets.

Small Company Stock Portfolio may invest up to 20% of its assets in foreign securities.

     The percentage of a Portfolio's assets which may be invested in foreign securities as noted above is not a fundamental policy and may be changed at any time without shareholder approval.

     Foreign Currency Transactions. (Appreciation, Balanced, Developing Leaders, Growth and Income, International Equity, International Value, Limited Term High Yield, Developing Leaders, Quality Bond, Small Company Stock and Special Value Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     Bank Securities. (Money Market Portfolio) To the extent the Money Market Portfolio's investments are concentrated in the banking industry, the Portfolio will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Portfolio's shares could be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     Municipal Lease/Purchase Obligations. (Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Certain municipal lease/purchase obligations in which the Portfolio may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

     Portfolio Turnover. (All Portfolios) No Portfolio will consider portfolio turnover to be a limiting factor in making investment decisions. A turnover rate of 100% is equivalent to the Portfolio buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions and transaction costs. The Money Market Portfolio may have a high portfolio turnover, but that should not adversely affect the Portfolio since it (as is the case for the Quality Bond Portfolio) usually does not pay brokerage commissions when it purchases short-term debt obligations.

     State Insurance Regulation. (All Portfolios) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of future contracts and short sales of securities, among other techniques. If applied to a Portfolio, the Portfolio may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Portfolio operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

     Simultaneous Investments. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies or accounts managed by the Manager (and, where applicable, the Portfolio's sub-investment adviser). The Manager had adopted written trade allocation procedures for its equity and fixed-income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by the Portfolio. Each Portfolio, together with other investment companies or accounts advised by the Manager (or, if applicable, the Portfolio's sub-investment adviser) and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Portfolio’s ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

Under normal circumstances, each of the Disciplined Stock, International Equity, International Value, Small Company Stock, and Special Value Portfolios invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics). In the case of Small Company Stock Portfolio, these stocks are issued by small-cap companies as described in the Portfolio's Prospectus. Under normal circumstances, the Quality Bond Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other investments with similar economic characteristics). Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

     Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the Portfolios have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

Appreciation, Money Market, Quality Bond, Developing Leaders and Special Value Portfolios. Each of these Portfolios (except as noted below) has adopted investment restrictions numbered 1 through 14 as fundamental policies. Investment restrictions numbered 15 and 16 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. With respect to the Appreciation Portfolio, investment restrictions numbered 2, 3, 10, 11, 12 and 14 are not fundamental policies and may be changed, as to that Portfolio, by a vote of a majority of the Fund's Board members at any time. Except where otherwise expressly stated, none of these Portfolios may:

1. Borrow money, except, with respect to each Portfolio other than the Money Market Portfolio, to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, with respect to the Appreciation, Quality Bond and Special Value

Portfolios, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing. The Money Market Portfolio may borrow money only (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Prospectus. While borrowings under (i) above exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

2. Sell securities short or purchase securities on margin, except that the Developing Leaders and Special Value Portfolios may engage in short sales and each Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities, and the Quality Bond Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.

3. Purchase or write puts and calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

4. Act as an underwriter of securities of other issuers.

5. Purchase or sell real estate or real estate investment trust securities, but each Portfolio may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

6. Invest in commodities, except that the Appreciation, Quality Bond and Special Value Portfolios may invest in futures contracts, including those related to indices, and options on futures contracts or indices, and commodities underlying or related to any such futures contracts as well as invest in forward contracts and currency options.

7. Lend any securities or make loans to others, except, with respect to the Appreciation, Quality Bond, Developing Leaders and Special Value Portfolios, to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Portfolio's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Portfolio. The Money Market Portfolio may not lend any funds or other assets, except through the purchase of bonds, debentures or other debt securities, or the purchase of bankers' acceptances, commercial paper of corporations, and repurchase agreements. However, the Money Market Portfolio may lend is portfolio securities to the extent set forth in the Prospectus. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

9. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of such Portfolio's total assets.

10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

11. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or the officers or Directors of the Manager (and, with respect to the Appreciation Portfolio, the officers or Directors of Sarofim) individually own beneficially more than 1/2% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

12. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

13. Invest, except in the case of the Money Market Portfolio, more than 25% of its total assets in the securities of issuers in any single industry; provided that for temporary defensive purposes, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Portfolio may not invest less than 25% of its assets in obligations issued by banks under normal market conditions.

14. Purchase warrants, except each of the Appreciation, Developing Leaders and Special Value Portfolios may purchase warrants not to exceed 2% of its respective net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units or attached to securities shall not be included within this 2% restriction.

15. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings. The Appreciation, Developing Leaders, Special Value and Quality Bond Portfolios' entry into collateral arrangements with respect to options, currency options, futures contracts, including those related to indices, and options on futures contracts or indices and arrangements with respect to initial or variation margin for futures contracts or options will not be deemed to be pledges of such Portfolio's assets.

16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% (10% with respect to the Money Market Portfolio) of the value of the Portfolio's net assets would be so invested.

* * *

Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield and Small Company Stock Portfolios. Each of these Portfolios has adopted investment restrictions numbered 1 through 8 as fundamental policies, and each of the Balanced, Disciplined Stock, International Value, Limited Term High Yield and Small

Company Stock Portfolios has adopted investment restrictions numbered 16 and 17 as additional fundamental policies. Investment restrictions numbered 9 through 15 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. None of these Portfolios may:

1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 11 and 12 may be deemed to give rise to a senior security.

8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

15. Purchase warrants in excess of 5% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by a Portfolio in units or attached to securities shall not be included within this restriction.

The following investment restrictions numbered 16 and 17 apply only to the Balanced, Disciplined Stock, International Value, Limited Term High Yield and Small Company Stock Portfolios. None of these Portfolios may:

16. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

17. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Portfolio's total assets.

* * *

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. However, if borrowings exceed 33-1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess.

In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. In addition, each Portfolio, except the Growth and Income and International Equity Portfolios, has agreed not to invest more than 10% of its total assets in the obligations of any one issuer (excluding U.S. Government securities) and to purchase no more than 10% of an issuer's outstanding securities. As non-fundamental policies, these policies may be changed by vote of a majority of the Board members at any time.

     The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Portfolio to use cash collateral received in connection with lending the Portfolio’s securities, and other uninvested cash, to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund's Board is responsible for the management and supervision of each Portfolio, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Fayez Sarofim & Co	Sub-Investment Adviser for the Appreciation
Portfolio
Wisconsin Capital Management, LLC	Sub-Investment Adviser for the Balanced
Portfolio
Newton Capital Management Limited	Sub-Investment Adviser for the International
Equity Portfolio
Jennison Associates LLC	Sub-Investment Adviser for the
Special Value Portfolio
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian for the International Equity,
International Value, Money Market and Special
Value Portfolios
Mellon Bank, N.A	Custodian for the Balanced, Appreciation,
Disciplined Stock, Growth and Income, Limited
Term High Yield, Quality Bond, Developing
Leaders and Small Company Stock Portfolios

Board Members of the Fund1

Board members of the Fund, together with information as to their position with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (61)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (1995)		Levcor International, Inc., an apparel fabric
processor, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national market of
paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Azimuth Trust, an institutional asset management firm,
Member of Board of Managers and Advisory Board

1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

David P. Feldman (65)	Corporate Director and Trustee	BBH Mutual Funds Group (11 funds), Director
Board Member (1994)		The Jeffrey Company, a private investment company,
Director
QMED, a medical device company, Director

James F. Henry (74)	President, CPR Institute for Dispute
Board Member (1990)	Resolution, a non-profit
organization principally engaged
in the development of alternatives
to business litigation (Retired
2003)

Rosalind Gersten Jacobs (79)	Merchandise and marketing
Board Member (1990)	consultant

Dr. Paul A. Marks (78)	President and Chief Executive	Pfizer, Inc., pharmaceutical company, Director-
Board Member (1990)	Officer of Memorial Sloan-	Emeritus
	Kettering Cancer Center	Lazard Freres & Co., LLC, Senior Adviser
	(Retired 1999)	Merck-Consultant

Dr. Martin Peretz (65)	Editor-in-Chief of The New	Academy for Liberal Education, an accrediting agency
Board Member (1990)	Republic Magazine	for colleges and universities certified
	Lecturer in Social Studies at	by the U.S. Department of Education, Director
	Harvard University (1965-2001)	Digital Learning Group, LLC., an online
	Co-Chairman of TheStreet.com, a	publisher of college textbooks, Director
	financial daily on the web	Harvard Center for Blood Research, Trustee
Bard College, Trustee
YIVO Institute for Jewish Research, Trustee

Bert W. Wasserman (72)	Financial Consultant	Lillian Vernon Corporation, Director
Board Member (1993)

     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Portfolios' financial statements and (ii) to assist in the Board members' oversight of the integrity of the Portfolios' financial statements, the Portfolios' compliance with legal and regulatory requirements and the independent auditors' qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the Nominating Committee Charter, including the character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each Portfolio and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee Charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board.

The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Portfolios’ investments. The audit committee met six times and the compensation committee and pricing committee each met once during the fiscal year ended December 31, 2004. The nominating committee had no meetings during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Portfolio shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2004.

	Appreciation	Balanced	Disciplined
Name of Board Member	Portfolio	Portfolio	Stock Portfolio

Joseph S. DiMartino	None	None	None
David P. Feldman	None	None	None
James F. Henry	None	None	None
Rosalind G. Jacobs	None	None	None
Dr. Paul A. Marks	None	None	None
Dr. Martin Peretz	None	None	None
Bert W. Wasserman	None	None	None

	Growth and	International
	Income	Equity	International
Name of Board Member	Portfolio	Portfolio	Value Portfolio

Joseph S. DiMartino	None	None	None
David P. Feldman	None	None	None
James F. Henry	None	None	None
Rosalind G. Jacobs	None	None	None
Dr. Paul A. Marks	None	None	None
Dr. Martin Peretz	None	None	None
Bert W. Wasserman	None	None	None

	Limited Term	Money
	High Yield	Market	Quality Bond
Name of Board Member	Portfolio	Portfolio	Portfolio

Joseph S. DiMartino	None	None	None
David P. Feldman	None	None	None
James F. Henry	None	None	None

	Limited Term	Money
	High Yield	Market	Quality Bond
Name of Board Member	Portfolio	Portfolio	Portfolio

Rosalind G. Jacobs	None	None	None
Dr. Paul A. Marks	None	None	None
Dr. Martin Peretz	None	None	None
Bert W. Wasserman	None	None	None

Aggregate Holding of
Funds in the Dreyfus
	Developing	Small	Special	Family of Funds for
	Leaders	Company	Value	Which Responsible as a
Name of Board Member	Portfolio	Stock Portfolio	Portfolio	Board Member

Joseph S. DiMartino	None	None	None	Over $100,000
David P. Feldman	None	None	None	Over $100,000
James F. Henry	None	None	None	Over $100,000
Rosalind G. Jacobs	None	None	None	$10,001-$50,000
Dr. Paul A. Marks	None	None	None	None
Dr. Martin Peretz	None	None	None	$10,001-$50,000
Bert W. Wasserman	None	None	None	Over $100,000

As of December 31, 2004, none of the Board members or their immediate family members owned securities of the Manager, Sarofim, Wisconsin Capital, Newton, Jennison, or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, Sarofim, Wisconsin Capital, Newton, Jennison, or the Distributor.

     The Fund typically pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $6,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and 7 other funds (comprised of 21 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolio's of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2004, pursuant to the compensation schedule then in effect, were as follows:

		Total Compensation From the
	Aggregate Compensation	Fund and Fund Complex Paid
Name of Board Member	From the Fund*	to Board Member (**)

Joseph S. DiMartino		$$874,125	(193)
David P. Feldman		$$185,000	(58)
John M. Fraser, Jr.+	$	$32,500	(47)
James F. Henry	$	$72,500	(22)
Rosalind Gersten Jacobs		$$131,000	(33)
Irving Kristol++	$	$3,077	(22)
Dr. Paul A. Marks	$	$77,000	(22)
Dr. Martin Peretz	$	$77,000	(22)
Bert W. Wasserman	$	$66,000	(22)

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $
______
for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Portfolios, for which the Board member serves.

+ Emeritus Board member since May 24, 2000.

++ Emeritus Board member since January 22, 2000.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and Chief Operating Officer of the Manager and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary, and General Counsel of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 94 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 19 investment companies (comprised of 74 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

RICHARD CASSARO, Assistant Treasurer since August 2003. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 101 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax Director of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

ROBERT J. SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 101 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 92 investment companies (comprised of 196 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (94 investment companies, comprising 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.

In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with the Manager since 1980, including manager of the firms’ Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund’s Board members and officers, as a group, owned less than 1% of each Portfolio's shares outstanding on March 26, 2005.

     Set forth in “Appendix B” to this Statement of Additional Information are the shareholders known by the Fund to own of record 5% or more of a Portfolio's shares outstanding on March 26, 005. A shareholder that beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed to be a “control person” (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides advisory services pursuant to an Investment Advisory Agreement (the “Management Agreement”) between the Fund and the Manager. As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President--Human Resources; Anthony Mayo, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Angela E. Price, Vice President; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; William H. Maresca, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; Steven F. Newman,

Assistant Secretary; and Steven G. Elliot, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to one or more Portfolios or servicing and/or maintaining shareholder accounts. The Manager also may make such advertising or promotional expenditures, using its own resources, as it from time to time deems appropriate. Sarofim, using its own assets, including past profits or any other source available to it, reimburses the Manager for a portion of any advertising and promotional expenditures made from the Manager’s own resources with respect to the Appreciation Portfolio. Such expenditures are independent of any fees received by Sarofim in connection with the Sarofim Sub-Advisory Agreement described below.

Sub-Investment Advisers. With respect to the Appreciation Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the “Sarofim Sub-Advisory Agreement”) with Fayez Sarofim & Co. As to such Portfolio, the Sarofim Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Sarofim, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sarofim Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Sarofim. The Sarofim Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Sarofim & Co.: Fayez S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; Satish K. Gupta, Alice M. Youngblood, Christopher B. Sarofim, Mary L. Porter, Catherine P. Crain, David L. Pesikoff, Reynaldo Reza, Elizabeth S. Robison, Manisha A. Takor, and William G. Lee, Vice Presidents; and Robert M. Hopson, Vice President and Assistant Secretary.

With respect to the Balanced Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the “Wisconsin Capital Sub-Advisory Agreement”) with Wisconsin Capital Management, LLC. As to such Portfolio, the Wisconsin Capital Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Wisconsin Capital, by vote cast in person at a meeting called for the purpose of voting on such approval. The Wisconsin Capital Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Wisconsin Capital. The Wisconsin Capital Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     Thomas G. Plumb owns all of the outstanding shares of WCM, Inc., the manager of Wisconsin Capital, and serves as Wisconsin Capital’s President.

With respect to the International Equity Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the “Newton Sub-Advisory Agreement”) with Newton Capital Management Limited. As to such Portfolio, the Newton Sub-Advisory Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio’s outstanding voting securities, provided that in either event the continuance also approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Newton, by vote cast in person at a meeting called for the purpose of voting on such approval. The Newton Sub-Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Manager, by the Fund’s Board or by vote of the holders of a majority of the Portfolio’s outstanding voting securities, or, upon not less than 90 days’ notice, by Newton. The Newton Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are directors of Newton: Colin Campbell, Guy Hudson, Helena Morrisey and Jeff Munroe.

     With respect to the Special Value Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the “Jennison Sub-Advisory Agreement”) with Jennison Associates LLC. As to such Portfolio, the Jennison Sub-Advisory Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Jennison, by vote cast in person at a meeting called for the purpose of voting on such approval. The Jennison Sub-Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Manager, by the Fund’s Board or by vote of the holders of a majority of the Portfolio’s outstanding voting securities, or, upon not less than 90 days’ notice, by Jennison. The Jennison Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors, as applicable, of Jennison: Dennis M. Kass, Chairman and Chief Executive Officer; Spiros Segalas, President and Chief Investment Officer; Michael A. Del Balso, Executive Vice President; Karen E. Kohler, Executive Vice President, Kathleen A. McCarragher, Executive Vice President; Mary-Jane Flaherty, Philip N. Russo, John R. Strangfeld, Kevin C. Uebelein, and Bernard B. Winograd.

Portfolio Management. The Manager manages each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board. With respect to the Appreciation Portfolio, Balanced Portfolio, International Equity Portfolio and Special Value Portfolio, Sarofim, Wisconsin Capital, Newton and Jennison, respectively, provide day-to-day management of such Portfolio's investments, subject to the supervision of the Manager and the Fund's Board. The Portfolio's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The portfolio managers are as follows:

Portfolio	Portfolio Manager
Appreciation	Fayez S. Sarofim
Charles E. Sheedy
Christopher B. Sarofim
Catherine P. Crain

Balanced	Thomas G. Plumb
David B. Duchow
Timothy R. O’Brien
Clint A. Oppermann

Disciplined Stock	Sean P. Fitzgibbon
Martin D. Stephan

Growth and Income	Emerson Tuttle
Elizabeth Slover

International Equity	Paul Butler
Alex Stanic
Paula Niall
Paul Markham

International Value	D. Kirk Henry
Carolyn Kedersha
Clifford Smith

Limited Term High Yield	Jon Uhrig
John McNichols

Money Market	Bernard W. Kiernan, Jr.
Patricia A. Larkin
James O'Connor

Quality Bond	Catherine Powers
Chris Pellegrino

Developing Leaders	Hilary R. Woods
Paul Kandel
George Saffaye

Small Company Stock	Dwight E. Cowden

Special Value	Mark G. DeFranco
Brian M. Gillott

The Manager, Newton, Wisconsin Capital, Sarofim and Jennison maintain research departments with professional portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager, Newton, Wisconsin Capital,

Sarofim or Jennison. All purchases and sales of each Portfolio are reported for the Board's review at the meeting subsequent to such transactions.

     In approving the current Management Agreement and each Sub-Investment Advisory Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager, Sarofim, Wisconsin Capital, Newton and Jennison, as the case may be; the investment philosophy and investment approach as applied to the Portfolios by the Manager and, as applicable, Sarofim, Wisconsin Capital, Newton and Jennison; the investment management expertise of the Manager, Sarofim, Wisconsin Capital, Newton and Jennison in respect of the relevant Portfolio's investment strategies; the personnel, resources and experience of the Manager, Sarofim, Wisconsin Capital, Newton and Jennison; each Portfolio's performance history and the management fees paid to the Manager, Sarofim, Wisconsin Capital, Newton and Jennison relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's, Sarofim's, Wisconsin Capital’s, Newton's and Jennison's costs of providing services under the Management Agreement and the relevant Sub-Investment Advisory Agreement; the relationship between the fees paid to the Manager under the Management Agreement and the Fund's Distribution Plan; and ancillary benefits the Manager, Sarofim, Wisconsin Capital, Newton or Jennison may receive from their respective relationship with the Fund.

Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Portfolio. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

The Fund, the Manager, Sarofim, Wisconsin Capital, Newton, Jennison, and the Distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the Portfolio. The Code of Ethics of each of the Manager, Sarofim, Wisconsin Capital, Newton and Jennison restricts the personal securities transactions of its employees, and requires the portfolio managers and other investment personnel to comply with the code’s pre-clearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by employees of the Manager, Sarofim, Wisconsin Capital, Newton, or Jennison, respectively, does not disadvantage any fund managed by the Manager, Sarofim, Wisconsin Capital, Newton, or Jennison, as the case may be.

     Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, the Portfolio's sub-investment adviser). The expenses borne by the Fund include: taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any sub-investment adviser or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Each Portfolio’s Service shares are subject to an annual distribution fee. See “Distribution Plan (Service Shares Only).” Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The effective annual rate of the monthly investment advisory fee the Fund paid the Manager pursuant to any undertaking in effect for the fiscal year ended December 31, 2004 as a percentage of the relevant Portfolio's average daily net assets also is set forth below:

		Effective
		Annual
	Annual Rate	Rate of
	of Investment	Investment
	Advisory	Advisory
Name of Portfolio	Fee Payable	Fee Paid

Appreciation Portfolio		.___%
0 to $150 million of average daily net assets	.55%
$150 million to $300 million of average daily net assets	.50%
$300 million or more of average daily net assets	.375%
Balanced Portfolio	.75%	.___%
Disciplined Stock Portfolio	.75%	.___%
Growth and Income Portfolio	.75%	.___%
International Equity Portfolio	.75%	.___%
International Value Portfolio	1.00%	.___%
Limited Term High Yield Portfolio	.65%	.___%
Money Market Portfolio	.50%	.___%
Quality Bond Portfolio	.65%	.___%
Developing Leaders Portfolio	.75%	.___%
Small Company Stock Portfolio	.75%	.___%
Special Value Portfolio	.75%	.___%

The fees paid by the Fund to the Manager with respect to each Portfolio for the fiscal years ended December 31, 2002, 2003 and 2004 were as follows:

Fees Paid For Year Ended
December 31, 2002

Name of Portfolio	Advisory Fee Payable	Reduction in Fee	Net Fee Paid

Appreciation	$3,773,879	$0	$3,773,879
Balanced	752,450	0	752,450
Disciplined Stock	1,105,556	0	1,105,556
Growth and Income	2,415,207	0	2,415,207
International Equity	270,636	0	270,636

Name of Portfolio	Advisory Fee Payable	Reduction in Fee	Net Fee Paid

Appreciation	$3,773,879	$0	$3,773,879
International Value	305,859	22,598	283,261
Limited Term High Yield	187,930	7,100	180,830
Money Market	1,032,309	0	1,032,309
Quality Bond	1,539,549	0	1,539,549
Developing Leaders	5,005,817	0	5,005,817
Small Company Stock	249,513	0	249,513
Special Value	276,738	26,744	249,994

Fees Paid For Year Ended
December 31, 2003

Name of Portfolio	Advisory Fee Payable	Reduction in Fee	Net Fee Paid

Appreciation	$3,546,833	$0	$3,546,833
Balanced	647,937	0	647,937
Disciplined Stock	848,682	0	848,682
Growth and Income	1,830,182	0	1,830,182
International Equity	226,394	0	226,394
International Value	417,040	34,252	382,738
Limited Term High Yield	197,682	17,300	180,382
Money Market	928,082	0	928,082
Quality Bond	1,633,438	0	1,633,438
Developing Leaders	4,872,568	0	4,872,568
Small Company Stock	241,791	0	241,791
Special Value	236,163	12,165	223,998

Fees Paid For Year Ended
December 31, 2004

Name of Portfolio	Advisory Fee Payable	Reduction in Fee	Net Fee Paid

Appreciation	$	$	$
Balanced
Disciplined Stock
Growth and Income
International Equity
International Value
Limited Term High Yield
Money Market
Quality Bond
Developing Leaders
Small Company Stock
Special Value

As compensation for Sarofim's services, the Fund has agreed to pay Sarofim a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Appreciation Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Portfolio paid Sarofim for the fiscal year ended December 31, 2004, as a percentage of the Appreciation Portfolio's average daily net assets also is set forth below:

		Effective Annual
	Annual Rate of	Rate
	Sub-Investment	Of Sub-Investment
	Advisory Fee	Advisory
Appreciation Portfolio	Payable	Fee Paid in 2004
		.___%
0 to $150 million of average daily net assets	.20%
$150 million to $300 million of average daily net assets	.25%
$300 million or more of average daily net assets	.375%

The fees paid by the Appreciation Portfolio to Sarofim with respect to the Appreciation Portfolio for the fiscal years ended December 31, 2002, 2002 and 2004 amounted to $2,873,880, $2,646,833 and $
_________
, respectively.

     As compensation for Wisconsin Capital's services, the Manager has agreed to pay Wisconsin Capital a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Balanced Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Manager paid Wisconsin Capital for the fiscal year ended December 31, 2004, as a percentage of the Balanced Portfolio's average daily net assets also is set forth below:

		Effective Annual
	Annual Rate of	Rate
	Sub-Investment	Of Sub-Investment
	Advisory Fee	Advisory
Balanced Portfolio	Payable	Fee Paid in 2004
		.___%
0 to $300 million of average daily net assets	.25%
$300 million or more of average daily net assets	.20%

The fees paid by the Manager to Wisconsin Capital with respect to the Balanced Portfolio for the period December 10, 2004 (effective date of Wisconsin Capital Sub-Advisory Agreement) through December 31, 2004 amounted to $
_______________
.

     As compensation for Newton's services, the Manager has agreed to pay Newton a monthly sub-advisory fee at the annual rate set forth below as a percentage of the International Equity Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Manager paid Newton for the fiscal year ended December 31, 2004, as a percentage of the International's Equity Portfolio's average daily net assets also is set forth below:

		Effective Annual Rate
	Annual Rate of	of Sub-Investment
	Sub-Investment	Advisory
	Advisory Fee Payable	Fee Paid By the
International Equity Portfolio	By the Manager	Manager in 2004
		.___%
0 to $100 million of average daily net assets	.35%
$100 million to $1 billion of average daily net assets	.30%
$1 billion to $1.5 billion of average daily net assets	.26%
$1.5 billion or more of average daily net assets	.20%

     The fees paid by the Manager to Newton with respect to the International Equity Portfolio for the fiscal years ended December 31, 2002, 2003 and 2004 amounted to $126,297, $113,197 and $
________
, respectively.

     As compensation for Jennison's services, the Manager has agreed to pay Jennison, a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Special Value Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Manager paid Jennison for the fiscal year ended December 31, 2004, as a percentage of the Special Value Portfolio's average daily net assets also is set forth below:

		Effective Annual
		Rate
	Annual Rate of	Of Sub-Investment
	Sub-Investment	Advisory
	Advisory Fee Payable by	Fee Paid by
Special Value Portfolio	Manager	Manager in 2004
		.____%
0 to $300 million	.50%
$300 million and over	.45%

     The fee paid by the Manager to Jennison with respect to the Special Value Portfolio for the period September 17, 2002 (effective date of Jennison Sub-Advisory Agreement) through December 31, 2002 amounted to $45,559 and for the fiscal years ended December 31, 2003 and 2004 amounted to $157,442 and $
__________
, respectively.

The Manager (and, with respect to the Appreciation Portfolio, Sarofim) has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory fees, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager (and, with respect to the Appreciation Portfolio, Sarofim) or the Manager (and, with respect to the Appreciation Portfolio, Sarofim) will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

The aggregate of the fees payable to the Manager (other than for the Appreciation Portfolio) is not subject to reduction as the value of a Portfolio's assets increases.

The Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.

     The Manager or the Distributor may provide additional cash payments out of its own resources to Participating Insurance Companies that sell shares of the Portfolios or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the Portfolios. These additional payments may be made to Participating Insurance Companies, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Participating Insurance Companies. Cash compensation also may be paid to Participating Insurance Companies for inclusion of a Portfolio on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for the Participating Insurance Company to recommend or sell shares of the Portfolio to you. Please contact your Participating Insurance Company for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Portfolios.

     From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Participating Insurance Companies in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York, 100 Wall Street, New York, New York 10286, serves as custodian of the Fund's investments with respect to International Equity, International Value, Money Market and Special Value Portfolios. The Bank of New York has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Mellon Bank, N.A., an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's custodian with respect to the Appreciation, Balanced, Disciplined Stock, Growth and Income, Limited Term High Yield, Quality Bond, Developing Leaders and Small Company Stock Portfolios. Under a custody agreement with the Fund, Mellon Bank, N.A. holds each such Portfolio's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each Portfolio's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

Each Portfolio (except the Money Market Portfolio) offers two classes of shares--Initial shares and Service shares. The classes are identical, except as to the expenses borne by each class, which may affect performance. See “Distribution Plan (Service Shares Only).” Fund shares currently are offered only to separate accounts of Participating Insurance Companies. Participating Insurance Companies may receive payments from the Manager in connection with their offering of Portfolio shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolios instead of other mutual funds where such payments are not received. Policy holders should consult their Participating Insurance Company in this regard. Individuals may not place purchase orders directly with the Fund.

     As discussed under “Management Arrangements – Distributor,” Participating Insurance Companies may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Participating Insurance Company to recommend or sell shares of a Portfolio instead or other mutual funds where such payments are not received. Please contact your Participating Insurance Company for details about any payments they may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolios.

     Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to Policies. See the prospectus of the separate account of the Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in specific classes of the Portfolios and in specific Portfolios of the Fund. The Fund does not issue share certificates.

Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each

Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policy holders should refer to the prospectus for their contracts or Policies in this regard.

Portfolio shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures may be valued 15 minutes after the close of trading on floor of the New York Stock Exchange. Net asset value per share of each class of shares is computed by dividing the value of a Portfolio’s net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of such Portfolio's shares outstanding. For information regarding the methods employed in valuing each Portfolio's investments, see “Determination of Net Asset Value.”

DISTRIBUTION PLAN (SERVICE SHARES ONLY)

     Rule 12b-1 (the “Rule”) adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a Plan (the “Plan”), with respect to Service shares of each Portfolio (except the Money Market Portfolio), pursuant to which the Portfolio pays the Distributor at an annual rate of 0.25% of the value of the average daily net assets of the Portfolio's Service shares for distributing Service shares, for advertising and marketing related to Service shares and for servicing and/or maintaining accounts of Service class shareholders. Under the Plan, the Distributor may make payments to Participating Insurance Companies and the principal underwriters for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. The Fund's Board believes that there is a reasonable likelihood that the Fund's Plan will benefit each Portfolio for which the Plan was adopted and the holders of the Portfolio's Service shares.

     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that it may not be amended to increase materially the costs which holders of Service shares may bear pursuant to the Plan without the approval of the holders of such shares and that other material amendments of the Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person or at a meeting called for the purpose of considering such amendment. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. As to each Portfolio, the Plan may be terminated at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of such Portfolio's Service shares.

Set forth below are the total amounts paid pursuant to the Plan by each indicated Portfolio, with respect to its Service shares, to the Distributor for the fiscal year ended December 31, 2004:

	Payments	Reduction
Name of Portfolio	To Distributor	In Fee	Net Fee Paid

Appreciation	$	$	$
Balanced
Disciplined Stock
Growth and Income
International Equity
International Value
Limited Term High Yield
Quality Bond

	Payments	Reduction
Name of Portfolio	To Distributor	In Fee	Net Fee Paid

Developing Leaders
Small Company Stock
Special Value

HOW TO REDEEM SHARES

Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund. Redemption requests from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy holders should consult their Participating Insurance Company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.

Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

EXCHANGE PRIVILEGE

     Investors can exchange shares of a class for shares of the same class of any other fund/portfolio managed by the Manager that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or for shares of the Money Market Portfolio, subject to the terms and conditions set forth in the applicable Participating Insurance Company's prospectus. Policy holders should refer to the applicable Participating Insurance Company's prospectus for more information on exchanging Portfolio shares. The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days' notice to the Participating Insurance Companies.

DETERMINATION OF NET ASSET VALUE

Money Market Portfolio. The valuation of the Money Market Portfolio's securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Portfolio's shareholders, procedures reasonably designed to stabilize the Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

The extent of any deviation between the Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Board members promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

Limited Term High Yield and Quality Bond Portfolios. Substantially all of each of these Portfolios' investments are valued each business day by an independent pricing service (the “Service”) approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Certain short-term investments are not valued by the Service and may be carried at amortized cost, which approximates value. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Expenses and fees of a Portfolio, including the advisory fee and any fees pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the portfolio’s shares.

Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock and Special Value Portfolios. Each of these Portfolios’ investments are valued on the basis of market quotations or official closing prices. Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. For this purpose, the official closing price on a securities exchange or national securities market shall be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of many of the Portfolio's investment securities. Certain short-term investments may be carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees of a portfolio, including the advisory fees and any fees pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio’s shares.

Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market but before the Fund calculates its NAV) with respect to equity funds only), or fixed income securities that are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on a fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Portfolio may trade on days that the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio investors have no access to the Portfolio. Restricted securities which are, or are convertible into, other securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which such restricted securities were purchased. This discount will be revised by the Board, if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that each Portfolio has qualified for treatment as a “regulated investment company” under the Code for the fiscal year ended December 31, 2004. Each Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If a Portfolio does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

     In order to maintain its qualifications as a regulated investment company, a Portfolio's ability to invest in certain types of financial instruments (for example, securities issued or acquired at a discount) may be restricted and a Portfolio may be required to maintain or dispose of its investments in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to Federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy holders could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy holders could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

     Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Policy holders investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     Certain Portfolios may invest in an entity that is classified as a “passive foreign investment company” (“PFIC”). For Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy holders are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios. For more information concerning the Federal income tax consequences, Policy holders should refer to the prospectus for their Policies.

PORTFOLIO TRANSACTIONS

     General. (All Portfolios) The Manager (and, if applicable, the Portfolio's Sub-Adviser) assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager or applicable Sub-Adviser evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of relevant criteria, which may include: the actual price to be paid for the shares; the broker’s knowledge of the market for the particular stock; the broker’s reliability; the broker’s integrity or ability to maintain confidentiality; the broker’s research capability; commission rates; the broker’s ability to ensure that the shares will be delivered on settlement date; the broker’s ability to handle specific orders of various size and complexity; the broker’s financial condition; the broker’s willingness to commit capital; and the broker’s infrastructure and operational capabilities. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

     The Manager and each Sub-Adviser has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts’ asset sizes. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities. While the policies and procedures of the affiliated entities are different than those of the Manager, they are based on the same principles, and are substantially similar.

     The Manager, or applicable Sub-Adviser may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager or Sub-Adviser may arrange to have the purchase and sale transaction effected directly between its accounts (“cross transactions”). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act. Although Newton, Sarofim and Jennison currently have a policy of not engaging directly in cross transactions, the International Equity, Appreciation and Special Value Portfolios, respectively, do have the ability to effect such transactions.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses.

     The overall reasonableness of brokerage commissions paid is evaluated by the Manager or Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

In connection with its portfolio securities transactions for the fiscal years ended December 31, 2002, 2003 and 2004 (except as otherwise indicated), each Portfolio indicated below paid brokerage commissions and, where determinable, concessions on principal transactions, none of which was paid to the Distributor, in the following amounts:

Name of Portfolio	Brokerage Commissions Paid			Concessions on Principal Transactions

	2002	2003	2004	2002	2003	2004
Appreciation	$237,052(1)	$137,199(4)		$0	$0
Balanced	111,298	118,661		15,012	13,360
Disciplined Stock	262,417	179,983		0	0
Growth and Income	424,831(2)	398,508		36,669	53,164
International Equity	195,443	126,445		0	126,445
International Value	71,819	145,616		0	0
Quality Bond	20,608	311,990		0	0
Developing Leaders	1,719,208(3)	2,237,428(5)		1,313,036	1,971,211
Small Company Stock	97,686	162,188		3,566	33,870
Special Value	214,406	155,797		11,887	30,057

(1) The Portfolio paid $3,000 of this amount to an affiliate of the Manager, which represented approximately 1% of the aggregate brokerage commissions paid by the

Portfolio for transactions involving approximately 3% of the aggregate dollar value transactions for which the Portfolio paid brokerage commissions.

(2) The Portfolio paid $330 of this amount to an affiliate of the Manager, which represented less than 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 1% of the aggregate dollar value transactions for which the Portfolio paid brokerage commissions.

(3) The Portfolio paid $4,165 of this amount to an affiliate of the Manager, which represented less than 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving less than 1% of the aggregate dollar value transactions for which the Portfolio paid brokerage commissions.

(4) The Portfolio paid $1,200 of this amount to an affiliate of the Manager, which represented approximately 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 2% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(5) The Portfolio paid $3,078 of this amount to an affiliate of the Manager, which represented less than 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving less than 1% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

     Money Market and Limited Term High Yield Portfolios. Purchases and sales of portfolio securities usually are principal transactions. These Portfolios ordinarily purchase securities directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price. No brokerage commissions were paid by these Portfolios for the fiscal years ended December 31, 2002, 2003 and 2004. There were no concessions on principal transactions for the fiscal years ended December 31, 2002, 2003 and 2004.

IPO Allocations. (All Portfolios except Money Market, Limited Term High Yield and Quality Bond Portfolios) The Manager has adopted IPO procedures that require portfolio managers seeking to participate in an IPO to use reasonable efforts to indicate their interest in the IPO, in writing, to Dreyfus’s Equity Trading Desk at least 24 hours before the pricing of the shares offered in the IPO. Generally, the number of shares requested by a portfolio manager must be limited to the number of IPO shares which, if received, would not exceed a position that is .50% greater than the fund’s average equity position.

     Portfolio managers may specify a minimum number of shares deemed to be an adequate allocation for a fund, and will not receive an allocation of less than the number of shares so specified. Portfolio managers must accept an allocation that is equal to or greater than the minimum number of shares requested, but are not required to accept shares in excess of the amount requested. Any de minimis adjustment may result in larger funds participating in IPOs to a lesser extent than smaller funds.

     A portfolio manager who indicates an interest in participating in an IPO on behalf of less than all of the funds under his or her management must explain why shares are not being requested on behalf of each non-participating fund.

     Based on the indications of interest, the Equity Trading Desk establishes an appropriate order size for each fund. In establishing the appropriate order sizes, the following factors may be considered: (i) the number of shares requested for each fund; (ii) the relative size of each fund; (iii) each fund's investment objectives, style and portfolio composition; and (iv) any other factors relevant to achieving a fair and equitable allocation among funds.

     If there are insufficient securities to satisfy all orders, allocations are generally made among participating portfolios pro rata on the basis of each fund's order size. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

     Certain funds or groups of funds (each a “Rotational Group”) may participate in IPOs on a rotational basis. Each Rotational Group participates in an IPO based on a pre-determined sequential order and only one Rotational Group may participate in a particular IPO. Shares allocated to a Rotational Group generally are re-allocated pro rata to the funds in the group based on the order size as determined by the Equity Trading Desk.

     Portfolios managed by dual employees of the Manager and an affiliated entity are subject to the IPO procedures of the affiliated entities. While the IPO policies and procedures may differ from those of the Manager, they are based on the same principles and are substantially similar. The International Equity Portfolio, sub-advised by Newton, and the Special Value Portfolio, sub-advised by Jennison, are subject to their respective sub-adviser's IPO policies and procedures, which may be different from those of the Manager, but based on the same principles.

     Soft Dollars. (All Portfolios) Subject to the policy of seeking the best combination of price and execution, a Portfolio may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a “safe harbor” to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

     The services and products provided under these arrangements permit the Manager or applicable Sub-Adviser to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

     Some of the research products or services received by the Manager or Sub-investment adviser may have both a research function and a non-research administrative function (a “mixed use”). If the Manager or Sub-Adviser determines that any research product or service has a mixed use, the Manager or Sub-Adviser will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager or Sub-Adviser determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager or Sub-Adviser in hard dollars. Any such allocation may create a conflict of interest for the Manager or Sub-Adviser.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

     The Manager or Sub-Adviser generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager or Sub-investment adviser to compensate the selected brokerage firm for research provided. The Manager or Sub-Adviser endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager or Sub-Adviser believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

     The Manager or Sub-Adviser may receive a benefit from the research services and products that are not passed on to the Portfolio in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager or applicable Sub-Adviser in providing investment advice to any of the Portfolios or clients it advises. Likewise, information made available to the Manager or Sub-Adviser from brokerage firms effecting securities transactions for a Portfolio may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Portfolio or client and the indirect benefits received by that Portfolio or client.

     The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Name of Portfolio	Transaction Amount	Commissions and Concessions

Appreciation
Balanced
Developing Leaders
Disciplined Stock
Growth and Income
International Value
Small Company Stock
Special Value

Regular Broker-Dealers. A Portfolio may execute transactions with one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Portfolio's most recent fiscal year, (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Portfolio's securities transactions, (ii) engaged as principal in the largest dollar amount of the Portfolio's securities transactions or (iii) sold the largest dollar amount of the Portfolio's securities. The following is a list of each Portfolio that acquired securities of its regular brokers or dealers for the fiscal year ended December 31, 2004, the issuer of the securities and the aggregate value per issuer, as of December 31, 2004, of such securities: Appreciation Portfolio- Balanced Portfolio- Developing Leaders Portfolio- Disciplined Stock Portfolio- Growth and Income Portfolio- International Equity Portfolio- International Value Portfolio- Quality Bond Portfolio- Special Value Portfolio-.

     Disclosure of Portfolio Holdings. It is the policy of each Portfolio to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Portfolio will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Portfolio will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Portfolio will publicly disclose on the website its complete schedule of portfolio holdings as of the end of the such quarter.

     If portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about any Portfolio’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Portfolio shares or portfolio holdings of a Portfolio before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Each Portfolio may also disclose any and all portfolio information to its services providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty no to trade on non-public information, imposed by law and/or contract. These services providers include the Fund’s custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of the portfolio holdings of a Portfolio may be authorized only by the Fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the Fund’s portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the “MPPC”), applies Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

The Manager recognizes thatan investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon’s or the Manager’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the

MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Manager voted proxies for the Fund is available on the Dreyfus Family of Funds’ website at http://www.dreyfus.com and on the Securities and Exchange Commissions’s website at http://www.sec.gov on the Fund’s Form N-PX filed with the Securities and Exchange Commission.

INFORMATION ABOUT THE FUND AND PORTFOLIOS

Each Portfolio’s shares (except Money Market Portfolio) are classified into two classes. Each Portfolio share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Portfolio share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund’s Trust Agreement (“Trust Agreement”) disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Portfolio to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Fund is a “series fund,” which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Portfolio’s performance and its shareholders. If Portfolio management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, each Portfolio may refuse or restrict purchase or exchange requests for Portfolio shares by any Participating Insurance Company if, in the judgment of the Portfolio’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio. If an exchange request is refused, the Portfolio will take no other action with respect to the Portfolio shares until it receives further instructions from the investor. While the Portfolio will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Portfolio, it may not be able to identify excessive trading conducted through certain accounts.

To date, the Board has authorized the creation of twelve Portfolios. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new Portfolios without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.

Effective January 2, 2003 and March 11, 2003, the Developing Leaders Portfolio changed its name from Small Cap Portfolio and the Limited Term High Yield Portfolio changed its name from Limited Term High Income Portfolio, respectively.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Portfolios' Prospectuses.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, serves as independent auditors of the Fund.

APPENDIX A
Rating Categories

Description of certain ratings assigned by S&P, Moody's, and Fitch:

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

APPENDIX B

Set forth below, as to the Money Market Portfolio and to each share Class for each other Portfolio, as applicable, are those shareholders known by the Portfolio to own of record 5% or more of a Class of shares of the Portfolio outstanding as of March __, 2005:

Appreciation Portfolio
Initial Shares:	Transamerica Occidental Life Insurance Co., Lisa Chao, 1150 South Olive
Street, T-25-01, Los Angeles, CA 90030-0368-owned of record-
20.8526%;

Nationwide Corporation, Portfolio Accounting, Office of Finance, P.O.
Box 182029, Columbus, OH 43218-2029-owned of record-38.9151%;

Travelers Fund U, 5MS, Bob Iagrossi, P.O. Box 990027, Hartford, CT
06199-0027-owned of record-12.4050%;

AUSA Life Insurance Company, 4333 Edgewood Road Drive, NE, Cedar
Rapids, IA 52499-0001-owned of record-7.0954%;

Travelers Life & Annuity Co., Attn. Shareholder Accounting 6MS, P.O.
Box 990027, Hartford CT 06199-0027-owned of record-5.1517%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-52.3328%;

Metlife Investors Life Insurance Co., Attn: Shar Nevenhoven, 4700
Westown Pkwy, Suite 200W, Des Moines, IA 50266-6718-owned of record-19.5840%;

Nationwide Corporation, Portfolio Accounting, Office of Finance, P.O.
Box 182029, Columbus, OH 43218-owned of record-12.4945%;

Transamerica Financial Life Insurance Company, Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-6.2281%;

Balanced Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-79.0822;

First Transamerica Life Insurance Co., Separate Account VA-2LNY,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-20.9178%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-93.5101%;

Transamerica Financial Life Insurance Company, Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-6.4899%;

Developing Leaders Portfolio

Initial Shares:	Travelers Insurance Company, 5MS Roger Ferland, One Tower Square,
Hartford, CT 06183-0002-owned of record-38.9816%;

Transamerica Occidental Life Insurance Company, Lisa Chao, 1150 South
Olive Street, T-25-01, Los Angeles, CA 90030-0368-owned of record-
14.2877%;

Nationwide Corporation, Portfolio Accounting, Office of Finance, P.O.
Box 182029, Columbus, OH 43218-2029-owned of record-10.9211%;

Lincoln National Life Insurance, Mutual Fund Accounting-4C-01, 1300
Clinton Street, Fort Wayne, IN 46802-3518-owned of record-9.6438%;

AUSA Life Insurance Company, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-5.9324%;

Service Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-51.9025%;

Nationwide Insurance Company, NWVAII, c/o IPO Portfolio Accounting,
P.O. Box 182029, Columbus, OH 43218-2029-owned of record-
18.4936%;

Farmers New World Life Insurance Company, Raymond Lee, 3003 77 th
Avenue, SE, 5 th Floor, Mercer Island, WA 98040-2890-owned of record-
17.5353%;

Transamerica Financial Life Insurance Company, Attention: FMG
Operational Accounting-MS4410, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-6.8459%;

Princor Financial Services (Retirement) 711 High Street, Des Moines, IA
50392-0001-owned of record-5.2227%;

Disciplined Stock Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,

Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-54.9798%;

First Transamerica Life Insurance Company, Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-26.9350%;

Transamerica Life Insurance Company, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-7.4366%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-85.0340%;

Transamerica Financial Life Insurance Company, Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-11.7448%;

Growth and Income Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-43.5798%;

Nationwide Corporation, Portfolio Accounting, Office of Finance, P.O.
Box 182029, Columbus, OH 43218-owned of record-21.8832%;

AUSA Life Insurance Company, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-12.0778%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-94.1093%;

Transamerica Financial Life Insurance Co., Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-5.8907%;

International Equity Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-77.3151%;

First Transamerica Life Insurance Co., Attn: FMG Operational
Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-16.2691%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-92.1879%;

Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-7.6063%;

International Value Portfolio

Initial Shares:	Nationwide Corporation, Portfolio Accounting, Office of Finance, P.O.
Box 182029, Columbus, OH 43218-owned of record-38.3886%;

Transamerica Occidental Life Insurance Company, Separate Account,
VA-2L, Accounting Department, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-20.6850%;

MONY Life of America, Separate Account L, CSVUL, Mutual of New
York, 1740 Broadway, MD 6-36, New York, NY 10019-4315-owned of record-17.5171%;

Jefferson National Life Insurance Company, Attention: Separate
Accounts, 9920 Corporate Campus Drive, Suite 100, Louisville, KY
40223-4051-owned of record-15.0121%;

Service Shares:	Transamerica Occidental Life Insurance Co., Separate Account VA-2L,
Attention: Accounting Department, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-85.6793%;

Transamerica Financial Life Insurance Company, Attention: FMG
Operational Accounting,-MS4410, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-9.0481%;

Security Benefit Life Insurance Company, Denise Machell, One Security
Benefit Place, Topeka, KS 66636-0001-owned of record-5.2726%;

Limited Term High Yield Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-82.1274%;

First Transamerica Life Insurance Company, Separate Account VA-
2LNY, Accounting Department, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-17.8726%;

Service Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-91.4151%;

Transamerica Financial Life Insurance Company, Attention: FMG Operational Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record-8.3081%;

Money Market Portfolio

Transamerica Occidental Life Insurance Company, Separate Account VA-2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record-51.5920%;

AGL Life Assurance Company, 610 W Germantown Pike , Suite 460, Plymouth Meeting, PA 19462-1058-owned of record-14.4910%;

First Transamerica Life Insurance Company, Separate Account VA-2LNY, Accounting Department, Attention FMG Operational Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record-12.0670%;

Annuity Investors Life Insurance, Attention: Rob Earle, P.O. Box 5423, Cincinnati, OH 45201-5423-owned of record-10.79755%;

Quality Bond Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Company, Separate AccountVA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-43.5627%;

American General Life Insurance Company, Carlotta Matthews 5-36,
2727A Allen Parkway, Houston, TX 77019-2116-owned of record-
14.3561%;

AUSA Life Insurance Company, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-13.6032%;

Safeco Life Insurance Company, 4854 154 th Place NE, Redmond, WA
98052-9664-owned of record-8.8886%;

Transamerica Life Insurance Company, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-6.9571%;

Nationwide Life Insurance, Nationwide Multi-Flex (NEA), c/o IPO
Portfolio Accounting, PO Box 182029, Columbus, OH 43218-2029-
owned of record-6.3730%;

Service Shares:	Transamerica Occidental Life Insurance Company, Separate AccountVA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-78.4932%;

First Transamerica Life Insurance Company, Separate Account VA-

2LNY, Accounting Department, Attention FMG Operational Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record-14.5988%;

Farmers New World Lie Insurance Company, Raymond Lee, 3003 77th Avenue, Southeast, 5th Floor, Mercer Island, WA 98040-2890-owned of record-5.8614%;

Small Company Stock Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-50.7478%;

First Transamerica Life Insurance Company, 4333 Edgewood Rd., NE,
Cedar Rapids, IA 52499-0001-owned of record-11.3300%;

American Fidelity Securities, Inc., Shirley Williams, 2000 N. Classen
Boulevard, Oklahoma City, OK 73106-6023-owned of record-8.2140%;

AI Life Assurance Company of New York, Edward Bacon, P.O. Box
8718, Wilmington, DE 19899-8718-owned of record-7.9155%;

Money Life Insurance Company of America, Variable Account L, 1740
Broadway, MD 6-36, New York, NY 10019-4315-owned of record-
7.2635%;

Service Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-84.1724%;

Kemper Investors Life Insurance Company, One Kemper Drive, Long
Grove, IL 60049-0001-onwed of record-10.9100%;

Special Value Portfolio

Initial Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-67.4196%;

First Transamerica Life Insurance Company, Separate Account VA-
2LNY, Accounting Department, 4333 Edgewood Road, NE, Cedar
Rapids, IA 52499-0001-owned of record-32.5242%;

Service Shares:	Transamerica Occidental Life Insurance Company, Separate Account VA-
2L, Accounting Department, 4333 Edgewood Road, NE, Cedar Rapids, IA
52499-0001-owned of record-93.7493%;

Transamerica Financial Life Insurance Company, Attention: FMG

Operational Accounting-MS4410, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record-6.2507% .

DREYFUS VARIABLE INVESTMENT FUND
PART C. OTHER INFORMATION

Item 23.Exhibits _______

(a)	Registrant’s Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

(b)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (2) of Post- Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 20, 1997.

(d)	Revised Investment Advisory Agreement.

(d)(2)	Revised Sub-Investment Advisory Agreement between Fayez Sarofim & Co. and the
Registrant’s Appreciation Portfolio.

(d)(3)	Revised Sub-Investment Advisory Agreement between Newton Capital Management
Limited and the Registrant’s International Equity Portfolio.

(d)(4)	Revised Sub-Investment Advisory Agreement between Jennison Associates LLC and the
Registrant's Special Value Portfolio.

(d)(5)	Sub-Investment Advisory Agreement between Wisconsin Capital Management, Inc. and the Registrant’s Balanced Portfolio.

(e)	Revised Distribution Agreement.

(g)	(1) Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

(g)(1a)	Amendment to Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 29 to the
Registration Statement on Form N-1A, filed on January 31, 2002.

(g)(1b)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit (g)(1a) of Post-Effective Amendment No. 29 to the
Registration Statement on Form N-1A, filed on January 31, 2002.

(g)(1c)	Amendment to Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit (g)(1c) of Post-Effective Amendment No. 35 to the
Registration Statement on Form N-1A, filed on April 16, 2004.

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(g) (2)	Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 35 to the Registration
Statement on Form N-1A, filed on April 16, 2004.

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

(j)	Consent of Independent Auditors to be filed by amendment.

(m)	Distribution (12b-1) Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(o)	Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(p)	Code of Ethics adopted by Registrant and its investment adviser and principal underwriter is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 16, 2004.

(p)(2)	Code of Ethics adopted by the Sub-Investment Adviser to Registrant’s of Appreciation
Portfolio is incorporated by reference to Exhibit (p)(2) Post-Effective No. 27 to the
Registration Statement on Form N-1A, filed on December 29, 2000.

(p)(3)	Code of Ethics adopted by the Sub-Investment Adviser to Registrant’s of International
Equity Portfolio is incorporated by reference to Exhibit (p)(3) of Post-Effective No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

(p)(4)	Code of Ethics adopted by the Sub-Investment Adviser to Registrant’s of Special Value
Portfolio is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No.
32 to the Registration Statement on Form N-1A, filed on February 7, 2003.

(p)(5)	Code of Ethics adopted by the Sub-Investment Adviser to Registrant’s of Balanced
Portfolio.

Item 23.	Exhibits. - List (continued)

Other Exhibits

(a)	Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on February 7, 2003.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on February 7, 2003.

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Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of
Post-Effective Amendment No. 20 to the Registration Statement on From N-1A, filed on
September 29, 1997.

Reference is also made to the Distribution Agreement as incorporated by Exhibit (e) of
Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on
April 27, 2000.

Item 26(a).	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service
Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by
Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

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ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - 10/04
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Newton Management Limited	Executive Committee	10/98 - Present
Vice Chairman	London, England	Member
and Director		Director	10/98 - Present
(continued)
	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Mellon United National Bank	Director	3/98 - Present
Vice Chairman	1399 SW 1st Ave., Suite 400
and Director	Miami, Florida
(continued)
	Dreyfus Investment Services Company	Manager	11/01 - 12/02
	LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer	10/01 - Present
and Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

William H. Maresca	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
Controller	c/o Mellon Corporation	Director	2/02 – 2/03
(continued)	Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - 11/04
		Director	2/02 - 11/04
		Treasurer	5/00 - 11/04

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - 10/04
Massachusetts, Inc. ++

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc. ++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - Present
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Angela E. Price	None
Vice President

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - Present
Inc.++

	Dreyfus Service Organization,	Vice President - - Tax	10/96 - Present
Inc.++

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

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C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	MFS Leasing Corp. +	Vice President	08/01 - Present
Vice President
(continued)
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++
	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

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C-11

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

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C-12

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Bond Fund, Inc.
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth and Value Funds, Inc.
25.	Dreyfus Growth Opportunity Fund, Inc.
26.	Dreyfus Index Funds, Inc.
27.	Dreyfus Institutional Cash Advantage Funds
28.	Dreyfus Institutional Money Market Fund
29.	Dreyfus Institutional Preferred Money Market Funds
30.	Dreyfus Insured Municipal Bond Fund, Inc.
31.	Dreyfus Intermediate Municipal Bond Fund, Inc.
32.	Dreyfus International Funds, Inc.
33.	Dreyfus Investment Grade Funds, Inc.
34.	Dreyfus Investment Portfolios
35.	The Dreyfus/Laurel Funds, Inc.
36.	The Dreyfus/Laurel Funds Trust
37.	The Dreyfus/Laurel Tax-Free Municipal Funds
38.	Dreyfus LifeTime Portfolios, Inc.
39.	Dreyfus Liquid Assets, Inc.
40.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
41.	Dreyfus Massachusetts Municipal Money Market Fund
42.	Dreyfus Massachusetts Tax Exempt Bond Fund
43.	Dreyfus Midcap Index Fund, Inc.
44.	Dreyfus Money Market Instruments, Inc.
45.	Dreyfus Municipal Bond Fund, Inc.
46.	Dreyfus Municipal Cash Management Plus

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47.	Dreyfus Municipal Funds, Inc.
48.	Dreyfus Municipal Money Market Fund, Inc.
49.	Dreyfus New Jersey Intermediate Municipal Bond Fund
50.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
51.	Dreyfus New York Municipal Cash Management
52.	Dreyfus New York Tax Exempt Bond Fund, Inc.
53.	Dreyfus New York Tax Exempt Intermediate Bond Fund
54.	Dreyfus New York Tax Exempt Money Market Fund
55.	Dreyfus U.S. Treasury Intermediate Term Fund
56.	Dreyfus U.S. Treasury Long Term Fund
57.	Dreyfus 100% U.S. Treasury Money Market Fund
58.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59.	Dreyfus Pennsylvania Municipal Money Market Fund
60.	Dreyfus Premier California Municipal Bond Fund
61.	Dreyfus Premier Equity Funds, Inc.
62.	Dreyfus Premier Fixed Income Funds
63.	Dreyfus Premier International Funds, Inc.
64.	Dreyfus Premier GNMA Fund
65.	Dreyfus Premier Manager Funds I
66.	Dreyfus Premier Manager Funds II
67.	Dreyfus Premier Municipal Bond Fund
68.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
69.	Dreyfus Premier New Leaders Fund, Inc.
70.	Dreyfus Premier New York Municipal Bond Fund
71.	Dreyfus Premier Opportunity Funds
72.	Dreyfus Premier State Municipal Bond Fund
73.	Dreyfus Premier Stock Funds
74.	The Dreyfus Premier Third Century Fund, Inc.
75.	Dreyfus Premier Value Equity Funds
76.	Dreyfus Premier Worldwide Growth Fund, Inc.
77.	Dreyfus Short-Intermediate Government Fund
78.	Dreyfus Short-Intermediate Municipal Bond Fund
78.	The Dreyfus Socially Responsible Growth Fund, Inc.
79.	Dreyfus Stock Index Fund, Inc.
80.	Dreyfus Tax Exempt Cash Management
81.	Dreyfus Treasury Cash Management
82.	Dreyfus Treasury Prime Cash Management
83.	Dreyfus Variable Investment Fund
84.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
85.	General California Municipal Bond Fund, Inc.
86.	General California Municipal Money Market Fund
87.	General Government Securities Money Market Funds, Inc.
88.	General Money Market Fund, Inc.
89.	General Municipal Bond Fund, Inc.
90.	General Municipal Money Market Funds, Inc.
91.	General New York Municipal Bond Fund, Inc.
92.	General New York Municipal Money Market Fund
93.	Mellon Funds Trust

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(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

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Item 28.	Location of Accounts and Records

	1.	The Bank of New York
One Wall Street
New York, New York 10286

	2.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

	3.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

	4.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

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SIGNATURES
_____________

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of February 2005.

DREYFUS VARIABLE INVESTMENT FUND

BY: /s/ Stephen E. Canter*

Stephen E. Canter, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

/s/ Stephen E. Canter	*	President	2/15/05

Stephen E. Canter		(Principal Executive Officer)

/s/ Jim Windels	*	Treasurer	2/15/05

Jim Windels		(Principal Financial and
Accounting Officer)

/s/ Joseph S. DiMartino	*	Chairman of the Board of Trustees	2/15/05
Joseph S. DiMartino

/s/ David P. Feldman	*	Trustee	2/15/05

David P. Feldman

/s/ James F. Henry	*	Trustee	2/15/05

James F. Henry

/s/ Rosalind G. Jacobs	*	Trustee	2/15/05

Rosalind G. Jacobs

/s/ Paul A. Marks	*	Trustee	2/15/05

Paul A. Marks

/s/ Martin Peretz	*	Trustee	2/15/05

Martin Peretz

/s/ Bert W. Wasserman	*	Trustee	2/15/05

Bert W. Wasserman

*BY: /s/ Robert R. Mullery

Robert R. Mullery
Attorney-in-Fact

P:\Word Processing\funds\117\J57-017-117-2-_-05.doc
INDEX OF EXHIBITS

Exhibits

(d)	Revised Investment Advisory Agreement

(d)(2)	Revised Sub-Investment Advisory Agreement between
Fayez Sarofim & Co. and the Registrant’s Appreciation
Portfolio

(d)(3)	Revised Sub-Investment Advisory Agreement between
Newton Capital Management Limited and the
Registrant’s International Equity Portfolio

(d)(4)	Revised Sub-Investment Advisory Agreement between
Jennison Associates LLC and the Registrant’s Special
Value Portfolio

(d)(5)	Sub-Investment Advisory Agreement between Wisconsin
Capital Management, Inc. and the Registrant’s Balanced
Portfolio

(e)	Revised Distribution Agreement

(p)(5)	Code of Ethics adopted by the Sub-Investment Adviser to the Registrant’s of Balanced Portfolio

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